UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC 800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2012 – JUNE 30, 2012
(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers Funds

June 30, 2012

Managers Special Equity Fund

Managers Special Equity Fund

Semi-Annual Report — June 30, 2012 (unaudited)

Page

ABOUT YOUR FUND’S EXPENSES	4

FUND PERFORMANCE	5

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	6

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS	11

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	12
Balance sheet, net asset value (NAV) per share computation and cumulative undistributed amounts

Statement of Operations	13
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	14
Detail of changes in assets for the past two periods

FINANCIAL HIGHLIGHTS	15
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL HIGHLIGHTS	16

NOTES TO FINANCIAL STATEMENTS	17
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENT	22

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2012	Expense Ratio for the Period	Beginning Account Value 01/01/12	Ending Account Value 06/30/2012	Expenses Paid During the Period*
Managers Special Equity Fund
Managers Class
Based on Actual Fund Return	1.35%	$1,000	$1,080	$6.98
Hypothetical (5% return before expenses)	1.35%	$1,000	$1,018	$6.77

Institutional Class
Based on Actual Fund Return	1.10%	$1,000	$1,081	$5.69
Hypothetical (5% return before expenses)	1.10%	$1,000	$1,019	$5.52

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period (182), then divided by 366.

4

Fund Performance

Periods ended June 30, 2012 (unaudited)

The table below shows the average annual total returns for the periods indicated for the Fund, as well as the Fund’s relative index for the same time periods.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
Managers Special Equity Fund[2,3]
Managers Class	8.02%	(2.27)%	(0.11)%	5.97%	11.04%	06/01/84
Institutional Class	8.13%	(1.93)%	0.13%	—	4.89%	05/03/04
Russell 2000® Growth Index[4]	8.81%	(2.71)%	1.99%	7.39%	7.44%	06/01/84	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit our Web site at www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Funds are distributed by Managers Distributors, Inc., member FINRA.

*	Not annualized.
†	The date reflects the inception date of the Fund, not the index.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2012. All returns are in U.S. dollars($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund is subject to risks associated with investments in small capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[4]

The Russell 2000® Growth Index measures the performance of the Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values. Unlike the fund, the index is unmanaged, is not available for investment and does not incur expenses. The Russell 2000® Growth Index and the Russell 2000® Index are registered trademarks of Russell Investments. Russell® is a registered trademark of Russell Investments.

Not FDIC Insured, nor bank guaranteed. May lose value.

5

Managers Special Equity Fund

Fund Snapshots

June 30, 2012

Portfolio Breakdown (unaudited)

Industry	Managers Special Equity Fund**	Russell 2000® Growth Index
Health Care	20.6%	22.1%
Consumer Discretionary	20.1%	16.2%
Information Technology	19.5%	22.1%
Industrials	15.2%	16.9%
Financial	8.4%	6.8%
Consumer Staples	5.1%	4.8%
Energy	4.8%	5.5%
Materials	2.4%	4.2%
Telecommunication Services	0.0%	1.1%
Utilities	0.0%	0.3%
Other Assets and Liabilities	3.9%	0.0%

**	As a percentage of net assets

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
Tangoe, Inc.	1.7%
Pier 1 Imports, Inc.*	1.4
Air Methods Corp.	1.3
Texas Capital Bancshares, Inc.	1.3
Treehouse Foods, Inc.	1.3
Wabtec Corp.	1.2
MAXIMUS, Inc.	1.2
athenahealth, Inc.	1.1
SVB Financial Group	1.1
Acacia Research Corp.*	1.1
Top Ten as a Group	12.7%

*	Top Ten Holding at December 31, 2011

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

6

Managers Special Equity Fund

Schedule of Portfolio Investments

June 30, 2012 (unaudited)

	Shares	Value
Common Stocks - 96.1%
Consumer Discretionary - 20.1%
Aeropostale, Inc.*	31,127	$554,994
America’s Car-Mart, Inc.*	25,717	999,105
ANN, INC.*	34,418	877,315
Ascena Retail Group, Inc.*	76,549	1,425,342
Biglari Holdings, Inc.*	1,252	483,760
BJ’s Restaurants, Inc.*	22,520	855,760
Bridgepoint Education, Inc.*	18,943	412,957
Brunswick Corp.	26,743	594,229
Buckle, Inc., The[1]	10,990	434,874
Buffalo Wild Wings, Inc.*	24,123	2,090,017
Capella Education Co.*	10,855	377,320
Carter’s, Inc.*	27,747	1,459,492
Cato Corp., The, Class A	14,520	442,279
Cheesecake Factory, Inc., The*	12,055	385,278
Children’s Place Retail Stores, Inc., The*	3,263	162,595
Coinstar, Inc.*,[1]	36,025	2,473,477
Columbia Sportswear Co.	11,574	620,598
Cracker Barrel Old Country Store, Inc.	17,234	1,082,295
Crocs, Inc.*	31,402	507,142
Dana Holding Corp.	64,642	828,064
Dick’s Sporting Goods, Inc.	8,799	422,352
DineEquity, Inc.*	11,195	499,745
Express, Inc.*	66,558	1,209,359
Finish Line, Inc., The, Class A	45,290	947,014
Francesca’s Holdings Corp.*	31,340	846,493
Genesco, Inc.*	18,580	1,117,587
GNC Holdings, Inc., Class A	14,481	567,655
Group 1 Automotive, Inc.	32,470	1,480,957
Hibbett Sports, Inc.*	27,135	1,565,961
HSN, Inc.	20,608	831,533
Interval Leisure Group, Inc.	27,000	513,270
Jos A Bank Clothiers, Inc.*	19,477	826,993
New York & Co, Inc.*	50,900	177,132
Overstock.com, Inc.*,[1]	28,770	198,801
PetMed Express, Inc.	40,820	496,371
Pier 1 Imports, Inc.*	191,645	3,148,727
Pool Corp.	21,541	871,549
Red Robin Gourmet Burgers, Inc.*	26,680	814,007
Saks, Inc.*,[1]	24,869	264,855
Sally Beauty Holdings, Inc.*	52,449	1,350,037
Select Comfort Corp.*	19,310	403,965
Sotheby’s1	5,660	188,818

	Shares	Value
Steven Madden, Ltd.*	58,862	$1,868,869
Sturm Ruger & Co., Inc.	6,460	259,369
Teavana Holdings, Inc.*	10,627	143,783
Tenneco, Inc.*	38,428	1,030,639
Tesla Motors, Inc.*,[1]	24,407	763,695
Tumi Holdings, Inc.*,[1]	23,920	418,600
Tupperware Brands Corp.	16,830	921,611
Ulta Salon Cosmetics & Fragrance, Inc.	5,470	510,789
Under Armour, Inc., Class A*,[1]	5,131	484,777
Valassis Communications, Inc.*	28,480	619,440
Vitamin Shoppe, Inc.*	11,170	613,568
Warnaco Group, Inc., The*	27,441	1,168,438
Wolverine World Wide, Inc.	29,480	1,143,234
Total Consumer Discretionary		45,756,886
Consumer Staples - 5.1%
Annie’s, Inc.*	6,031	252,458
Cal-Maine Foods, Inc.[1]	11,055	432,251
Casey’s General Stores, Inc.	13,725	809,638
Coca-Cola Bottling Co. Consolidated	2,395	153,951
Fresh Market, Inc., The*,[1]	14,171	759,991
Hain Celestial Group, Inc., The*	13,387	736,820
Harris Teeter Supermarkets, Inc.	19,646	805,290
Nu Skin Enterprises, Inc., Class A	23,228	1,089,393
Pricesmart, Inc.*	9,219	622,375
Revlon, Inc., Class A*	18,915	269,160
Rite Aid Corp.*	230,215	322,301
Spectrum Brands Holdings, Inc.*	5,260	171,318
Treehouse Foods, Inc.*	46,837	2,917,477
United Natural Foods, Inc.*	37,498	2,057,140
USANA Health Sciences, Inc.*	5,395	221,842
Total Consumer Staples		11,621,405
Energy - 4.8%
Approach Resources, Inc.*	62,070	1,585,268
Cheniere Energy, Inc.*	23,172	341,555
Clean Energy Fuels Corp.*	26,970	418,035
Dril-Quip, Inc.*	4,519	296,401
Energy XXI Bermuda, Ltd.	43,095	1,348,443
GasLog, Ltd.*,[1]	27,818	282,353
Lufkin Industries, Inc.	23,383	1,270,164
McMoRan Exploration Co.*,[1]	33,963	430,311
Pacific Drilling SA*,[1]	86,020	732,030
Rosetta Resources, Inc.*	24,830	909,771
Stone Energy Corp.*	43,076	1,091,546
Vaalco Energy, Inc.*	57,340	494,844

The accompanying notes are an integral part of these financial statements. 7

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Energy - 4.8% (continued)
W&T Offshore, Inc.	34,121	$522,052
Western Refining, Inc.	56,111	1,249,592
Total Energy		10,972,365
Financials - 8.4%
Bank of the Ozarks, Inc.	23,479	706,248
Cohen & Steers, Inc.[1]	12,320	425,163
Ezcorp, Inc., Class A*	25,328	594,195
Financial Engines, Inc.*	12,397	265,916
HFF, Inc., Class A*	25,175	350,940
Home Bancshares, Inc.	65,450	2,001,461
MarketAxess Holdings, Inc.	62,356	1,661,163
Nationstar Mortgage Holdings, Inc.*,[1]	14,569	313,525
Ocwen Financial Corp.*	51,607	969,179
Omega Healthcare Investors, Inc.	4,660	104,850
PrivateBancorp, Inc.	76,710	1,132,240
Prosperity Bancshares, Inc.	39,880	1,676,156
Signature Bank*	29,300	1,786,421
Strategic Hotels & Resorts, Inc.*	26,305	169,930
SVB Financial Group*	43,474	2,552,793
Texas Capital Bancshares, Inc.*	72,359	2,922,580
Western Alliance Bancorp*	33,770	316,087
WisdomTree Investments, Inc.*	54,131	355,641
World Acceptance Corp.*	7,660	504,028
Zillow, Inc., Class A*	7,993	308,770
Total Financials		19,117,286
Health Care - 20.6%
Air Methods Corp.*	29,765	2,924,412
Akorn, Inc.*	81,750	1,289,197
Align Technology, Inc.*	39,514	1,322,138
Alnylam Pharmaceuticals, Inc.*	11,655	136,014
AMAG Pharmaceuticals, Inc.*	10,100	155,540
Amarin Corp. PLC, ADR*	53,577	774,723
Amedisys, Inc.*	629	7,831
Amicus Therapeutics, Inc.*	19,710	108,405
AMN Healthcare Services, Inc.*	12,900	76,497
Analogic Corp.	6,325	392,150
Arena Pharmaceuticals, Inc.*	25,141	250,907
Ariad Pharmaceuticals, Inc.*	32,463	558,688
Arqule, Inc.*	32,300	191,539
Array Biopharma, Inc.*	71,125	246,804
ArthroCare Corp.*	9,725	284,748
athenahealth, Inc.*,[1]	32,957	2,609,206
Auxilium Pharmaceuticals, Inc.*	15,253	410,153
BioCryst Pharmaceuticals, Inc.*	42,420	168,832

	Shares	Value
BioMarin Pharmaceutical, Inc.*	18,629	$737,336
Catalyst Health Solutions, Inc.*	25,910	2,421,030
Celldex Therapeutics, Inc.*	60,865	315,889
Centene Corp.*	67,669	2,040,896
Cepheid, Inc.*	20,816	931,516
Chemed Corp.	18,754	1,133,492
Computer Programs & Systems, Inc.	29,680	1,698,289
Cryolife, Inc.*	18,915	98,925
Cubist Pharmaceuticals, Inc.*	17,865	677,262
DexCom, Inc.*	45,046	583,796
Endologix, Inc.*	41,493	640,652
Genomic Health, Inc.*	19,478	650,565
HealthStream, Inc.*	18,860	490,360
HeartWare International, Inc.*,[1]	7,174	637,051
HMS Holdings Corp.*	65,880	2,194,463
Impax Laboratories, Inc.*	109,420	2,217,943
Incyte Corp, Ltd.*,[1]	41,062	932,108
Infinity Pharmaceuticals, Inc.*	13,250	179,670
Insulet Corp.*	21,869	467,341
Integra LifeSciences Holdings Corp.*	12,002	446,234
Invacare Corp.	4,665	71,981
IPC The Hospitalist Co., Inc.*	45,370	2,056,168
Jazz Pharmaceuticals PLC*	10,590	476,656
MAKO Surgical Corp.*,[1]	11,351	290,699
Medicis Pharmaceutical Corp., Class A	46,708	1,595,078
Medivation, Inc.*	6,371	582,309
Molina Healthcare, Inc.*	60,835	1,427,189
MWI Veterinary Supply, Inc.*	2,986	306,871
National Research Corp.	3,930	205,736
NuVasive, Inc.*	12,666	321,210
Onyx Pharmaceuticals, Inc.*	13,997	930,101
Owens & Minor, Inc.	35,032	1,073,030
Pharmacyclics, Inc.*,[1]	8,343	455,611
Pozen, Inc.*	41,096	256,439
Providence Service Corp., The*	14,385	197,218
PSS World Medical, Inc.*	29,748	624,411
Questcor Pharmaceuticals, Inc.*,[1]	19,692	1,048,402
RTI Biologics, Inc.*	77,385	290,968
Spectrum Pharmaceuticals, Inc.*	9,055	140,896
STERIS Corp.	29,388	921,902
Team Health Holdings, Inc.*	12,397	298,644
Theravance, Inc.*	7,725	171,650
Trius Therapeutics, Inc.*	34,365	197,942
Vanda Pharmaceuticals, Inc.*	23,310	102,564
Vical, Inc.*	31,830	114,588

The accompanying notes are an integral part of these financial statements. 8

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 20.6% (continued)
Vivus, Inc.*	4,943	$141,073
Vocera Communications, Inc.*	28,161	754,433
WellCare Health Plans, Inc.*	6,736	357,008
Total Health Care		46,813,379
Industrials - 15.2%
Acacia Research Corp.*	67,048	2,496,868
Acuity Brands, Inc.	33,772	1,719,332
Advisory Board Co., The*	31,622	1,568,135
Allegiant Travel Co.*	13,290	926,047
American Science & Engineering, Inc.	7,125	402,206
Applied Industrial Technologies, Inc.	21,925	807,936
AZZ, Inc.	8,700	532,962
Barnes Group, Inc.	14,303	347,420
BE Aerospace, Inc.*	36,314	1,585,469
Belden, Inc.	21,931	731,399
Brink’s Co., The	29,357	680,495
Chart Industries, Inc.*	30,665	2,108,525
Consolidated Graphics, Inc.*	2,930	85,117
Deluxe Corp.	34,489	860,156
Dollar Thrifty Automotive Group, Inc.*	15,120	1,224,115
EMCOR Group, Inc.	5,995	166,781
Exponent, Inc.*	10,655	562,904
Generac Holdings, Inc.	11,455	275,607
Hexcel Corp.*	28,426	733,107
HNI Corp.	14,910	383,933
HUB Group, Inc., Class A*	68,460	2,478,252
Insperity, Inc.	13,720	371,126
Interface, Inc., Class A	25,241	344,035
Knoll, Inc.	31,836	427,239
Meritor, Inc.*	31,300	163,386
Middleby Corp.*	7,183	715,499
Mine Safety Appliances Co.	9,700	390,328
Mueller Industries, Inc.	1,865	79,430
NACCO Industries, Inc., Class A	6,186	719,123
Park-Ohio Holdings Corp.*	9,325	177,455
Portfolio Recovery Associates, Inc.*	4,800	438,048
Proto Labs, Inc.*	8,096	232,841
RBC Bearings, Inc.*	12,186	576,398
Robbins & Myers, Inc.	9,455	395,408
Spirit Airlines, Inc.*	28,727	559,027
Standex International Corp.	2,665	113,449
Titan Machinery, Inc.*	14,152	429,796
Triumph Group, Inc.	34,310	1,930,624
United Stationers, Inc.	12,071	325,313

	Shares	Value
Wabtec Corp.	35,295	$2,753,363
Watsco, Inc.	15,279	1,127,590
Wesco Aircraft Holdings, Inc.*,[1]	61,230	779,458
Westport Innovations, Inc.*	19,568	719,124
Total Industrials		34,444,826
Information Technology - 19.5%
3D Systems Corp.*,[1]	19,215	656,000
Allot Communications, Ltd.*	54,740	1,525,056
Amkor Technology, Inc.*	8,354	40,768
Ancestry.com, Inc.*	6,795	187,066
Angie’s List, Inc.*	48,303	765,120
Anixter International, Inc.	23,282	1,235,110
Applied Micro Circuits Corp.*	10,005	57,229
Arris Group, Inc.*	16,300	226,733
Aspen Technology, Inc.*	27,698	641,209
Bankrate, Inc.*,[1]	28,490	523,931
Bazaarvoice, Inc.*	5,273	95,969
CACI International, Inc., Class A*	17,294	951,516
Callidus Software, Inc.*	147,382	733,962
Cirrus Logic, Inc.*	21,205	633,605
CommVault Systems, Inc.*	10,325	511,810
Concur Technologies, Inc.*	19,778	1,346,882
Constant Contact, Inc.*	9,658	172,685
Cornerstone OnDemand, Inc.*	35,450	844,065
CoStar Group, Inc.*	13,386	1,086,943
DealerTrack Holdings, Inc.*	22,061	664,257
Demand Media, Inc.*	15,100	169,120
Echelon Corp.*	28,771	100,123
Electronics for Imaging, Inc.*	18,180	295,425
Fair Isaac Corp.	31,047	1,312,667
FARO Technologies, Inc.*	9,041	380,445
Fusion-io, Inc.*,[1]	20,395	426,052
Heartland Payment Systems, Inc.	16,850	506,848
Imperva, Inc.*	12,849	370,308
Infoblox, Inc.*	16,692	382,748
Inphi Corp.*	158,580	1,503,338
InvenSense, Inc.*	49,991	564,898
IPG Photonics Corp.*	10,570	460,746
Jive Software, Inc.*,[1]	28,005	587,825
LivePerson, Inc.*	111,077	2,117,128
Manhattan Associates, Inc.*	11,585	529,550
MAXIMUS, Inc.	51,430	2,661,502
Mellanox Technologies, Ltd.*	11,302	800,634
MercadoLibre, Inc.	7,337	556,145
MicroStrategy, Inc., Class A*	1,992	258,681

The accompanying notes are an integral part of these financial statements. 9

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 19.5% (continued)
Monotype Imaging Holdings, Inc.*	8,325	$139,610
MTS Systems Corp.	10,190	392,825
Netscout Systems, Inc.*	15,850	342,202
NetSuite, Inc.*	15,804	865,585
Parametric Technology Corp.*	25,369	531,734
Plantronics, Inc.	11,720	391,448
Plexus Corp.*	14,185	400,017
Progress Software Corp.*	29,339	612,305
ServiceNow, Inc.*	6,500	159,900
ServiceSource International, Inc.*	105,650	1,463,253
SolarWinds, Inc.*	12,838	559,223
Sourcefire, Inc.*	24,658	1,267,421
Splunk, Inc.*,[1]	11,105	312,051
Stratasys, Inc.*	14,643	725,561
Synchronoss Technologies, Inc.*	94,470	1,744,861
Syntel, Inc.	5,460	331,422
Tangoe, Inc.*	179,944	3,834,606
TeleNav, Inc.*	22,375	137,159
TiVo, Inc.*	30,300	250,581
TNS, Inc.*	15,585	279,595
Ultimate Software Group, Inc.*	6,484	577,854
Unisys Corp.*	33,106	647,222
Velti PLC*,[1]	59,763	388,460
Websense, Inc.*	23,801	445,793
Yelp, Inc.*,[1]	19,341	439,621

	Shares	Value
Youku, Inc., ADR*,[1]	11,184	$242,469
Total Information Technology		44,366,877
Materials - 2.4%
Chemtura Corp.*	11,655	168,998
Coeur d’Alene Mines Corp.*	6,990	122,744
Koppers Holdings, Inc.	2,395	81,430
Kraton Performance Polymers, Inc.*	54,450	1,193,000
Minerals Technologies, Inc.	6,795	433,385
Rockwood Holdings, Inc.	35,967	1,595,137
TPC Group, Inc.*	25,140	928,923
Worthington Industries, Inc.	47,082	963,769
Total Materials		5,487,386
Telecommunication Services - 0.0%#
Premiere Global Services, Inc.*	9,100	76,349
Total Common Stocks (cost $193,629,157)		218,656,759
Other Investment Companies - 7.6%[2]
BNY Mellon Overnight Government Fund, 0.18%[3]	11,084,567	11,084,567
Dreyfus Cash Management Fund, Institutional Class Shares, 0.08%	6,253,891	6,253,891
Total Other Investment Companies (cost $17,338,458)		17,338,458
Total Investments - 103.7% (cost $210,967,615)		235,995,217
Other Assets, less Liabilities - (3.7)%		(8,419,727)
Net Assets - 100.0%		$227,575,490

The accompanying notes are an integral part of these financial statements. 10

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $215,577,782 for Federal income tax purposes at June 30, 2012, the aggregate gross unrealized appreciation and depreciation were $29,697,940 and $9,280,505, respectively, resulting in net unrealized appreciation of investments of $20,417,535.

*	Non-income-producing security.
#	Rounds to less than 0.1%.
[1]	Some or all of these shares were out on loan to various brokers as of June 30, 2012, amounting to a market value of $10,209,032, or approximately 4.5% of net assets.
[2]	Yield shown for an investment company represents the June 30, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

As of June 30, 2012, all investments in the Fund were all valued using Level 1 inputs. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments previously presented in this report. (See Note 1(a) in the Notes to Financial Statements.)

For the six months ended June 30, 2012, the Fund had no transfers between Level 1 and Level 2 from the beginning of the reporting period.

Investment Abbreviations and Definitions:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements. 11

Statement of Assets and Liabilities

June 30, 2012 (unaudited)

Assets:
Investments at value* (including securities on loan valued at $10,209,032)	$235,995,217
Receivable for investments sold	8,790,518
Dividends, interest and other receivables	8,897
Receivable for Fund shares sold	73,821
Receivable from affiliate	36,310
Prepaid expenses	38,599
Total assets	244,943,362
Liabilities:
Payable upon return of securities loaned	11,084,567
Payable for investments purchased	5,581,932
Payable for fund shares repurchased	317,812
Accrued expenses:
Investment advisory and management fees	164,290
Administrative fees	45,636
Trustee fees	1,179
Other	172,456
Total liabilities	17,367,872

Net Assets	$227,575,490
Net Assets Represent:
Paid-in capital	$423,999,036
Undistributed net investment loss	(942,906)
Accumulated net realized loss from investments	(220,508,242)
Net unrealized appreciation of investments	25,027,602
Net Assets	$227,575,490
Managers Shares:
Net Assets	$210,579,453
Shares outstanding	3,577,122
Net asset value, offering and redemption price per share	$58.87
Institutional Class:
Net Assets	$16,996,037
Shares outstanding	283,442
Net asset value, offering and redemption price per share	$59.96
* Investments at cost	$210,967,615

The accompanying notes are an integral part of these financial statements. 12

Statement of Operations

For the six months ended June 30, 2012 (unaudited)

Investment Income:
Dividend income	$640,201
Securities lending income	169,882
Interest income	690
Total investment income	810,773
Expenses:
Investment advisory and management fees	1,146,685
Administrative fees	318,526
Transfer agent	335,996
Custodian	59,553
Registration fees	32,476
Professional fees	30,823
Reports to shareholders	23,309
Trustees fees and expenses	11,519
Miscellaneous	5,673
Total expenses before offsets	1,964,560
Expense reimbursements	(251,139)
Expense reductions	(13,617)
Net expenses	1,699,804

Net investment loss	(889,031)
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	20,230,363
Net change in unrealized appreciation (depreciation) of investments	1,247,697
Net realized and unrealized gain	21,478,060

Net increase in net assets resulting from operations	$20,589,029

The accompanying notes are an integral part of these financial statements. 13

Statements of Changes in Net Assets

For the six months ended June 30, 2012 (unaudited) and the year ended December 31, 2011

	2012	2011
Increase (Decrease) in Net Assets From Operations:
Net investment loss	$(889,031)	$(2,850,490)
Net realized gain on investments	20,230,363	42,550,826
Net change in unrealized appreciation (depreciation) of investments	1,247,697	(37,008,078)
Net increase in net assets resulting from operations	20,589,029	2,692,258
From Capital Share Transactions:
Managers Class:
Proceeds from sale of shares	10,732,065	152,829,719
Cost of shares repurchased	(63,401,143)	(189,754,386)
Net decrease from Managers Class share transactions	(52,669,078)	(36,924,667)
Institutional Class:
Proceeds from sale of shares	3,256,140	11,950,135
Cost of shares repurchased	(1,420,009)	(3,388,450)
Net increase from Institutional Class share transactions	1,836,131	8,561,685
Net decrease from capital share transactions	(50,832,947)	(28,362,982)
Total decrease in net assets	(30,243,918)	(25,670,724)
Net Assets:
Beginning of period	257,819,408	283,490,132
End of period	$227,575,490	$257,819,408
End of period undistributed net investment loss	$(942,906)	$(53,875)

Share Transactions:
Managers Class:
Sale of shares	180,041	2,679,236
Shares repurchased	(1,076,841)	(3,492,876)
Net decrease in shares	(896,800)	(813,640)
Institutional Class:
Sale of shares	55,020	224,397
Shares repurchased	(23,350)	(62,207)
Net increase in shares	31,670	162,190

The accompanying notes are an integral part of these financial statements. 14

Managers Special Equity Fund

Financial Highlights

For a share outstanding throughout each period

Managers Class	For the six months ended June 30, 2012 (unaudited)	For the year ended December 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$54.51	$52.71	$39.60	$30.28	$64.27	$82.96
Income from Investment Operations:
Net investment loss[1]	(0.21)	(0.50)	(0.41)	(0.34)	(0.28)	(0.51)
Net realized and unrealized gain (loss) on investments[1]	4.57	2.30	13.52	9.66	(27.93)	0.55
Total from investment operations	4.36	1.80	13.11	9.32	(28.21)	0.04
Less Distribution to Shareholder from:
Net realized gain from investments	—	—	—	—	(5.78)	(18.73)
Net Asset Value, End of Period	$58.87	$54.51	$52.71	$39.60	$30.28	$64.27
Total Return[2]	8.00%[4,6]	3.41%[4]	33.11%	30.78%	(43.49)%	(0.60)%
Ratio of net expenses to average net assets	1.35%[7]	1.37%[5]	1.48%	1.58%	1.48%	1.43%
Ratio of net investment loss to average net assets[2]	(0.70)%[7]	(0.89)%	(0.95)%	(1.08)%	(0.52)%	(0.59)%
Portfolio turnover	56%[6]	126%	138%	186%	138%	67%
Net assets at end of period (000’s omitted)	$210,579	$243,858	$278,701	$221,159	$352,106	$1,668,031

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.56%[7]	1.54%	1.55%	1.61%	1.51%	1.46%
Ratio of net investment loss to average net assets	(0.91)%[7]	(1.06)%	(1.02)%	(1.11)%	(0.55)%	(0.62)%

Institutional Class	For the six months ended June 30, 2012 (unaudited)	For the year ended December 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$55.45	$53.43	$40.04	$30.56	$64.71	$83.56
Income from Investment Operations:
Net investment loss[1]	(0.14)	(0.29)	(0.30)	(0.26)	(0.15)	(0.32)
Net realized and unrealized gain (loss) on investments[1]	4.65	2.31	13.69	9.74	(28.16)	0.52
Total from investment operations	4.51	2.02	13.39	9.48	(28.31)	0.20
Less Distributions to Shareholders from:
Net realized and unrealized loss on investments	—	—	—	—	(5.84)	(19.05)
Net Asset Value, End of Period	$59.96	$55.45	$53.43	$40.04	$30.56	$64.71
Total Return[2]	8.13%[6]	3.78%[4]	33.44%[4]	31.02%[4]	(43.35)%	(0.39)%
Ratio of net expenses to average net assets	1.10%[7]	1.12%[5]	1.23%	1.33%	1.23%	1.20%
Ratio of net investment loss to average net assets[2]	(0.45)%[7]	(0.53)%	(0.70)%	(0.83)%	(0.29)%	(0.36)%
Portfolio turnover	56%[6]	126%	138%	186%	138%	67%
Net assets at end of period (000’s omitted)	$16,996	$13,961	$4,786	$8,028	$92,439	$247,396

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.31%[7]	1.29%	1.30%	1.36%	1.26%	1.23%
Ratio of net investment loss to average net assets	(0.66)%[7]	(0.70)%	(0.77)%	(0.86)%	(0.32)%	(0.39)%

15

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Fund previously presented in this report.

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[3]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[4]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[5]

Effective July 1, 2011, as described in the current prospectus, the Fund’s expense cap was reduced to 1.11% from 1.14%. For the period April 1, 2011 through June 30, 2011, the Fund’s expense cap was 1.14%. From January 1, 2011 through March 31, 2011, the Fund’s expense cap was 1.19%. The expense ratio shown reflects the weighted average expense ratio for the full year ended December 31, 2011.

[6]	Not annualized.
[7]	Annualized.

16

Notes to Financial Statements

June 30, 2012 (unaudited)

1.	Summary of Significant Accounting Policies

The Managers Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is the Managers Special Equity Fund (“Special Equity” or the “Fund”).

The Fund offers both Managers Class shares and Institutional Class shares. The Institutional Class shares, which are designed primarily for institutional investors that meet certain administrative and servicing criteria, have a minimum investment of $2,500,000. Managers Class shares are offered to all other investors. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Fund (the “Board”).

Short-term investments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment;

(ii) fundamental analytical data and press releases relating to the investment and its issuer; (iii) the value of comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers; and (iv) other factors, such as future cash flows, interest rates, yield curves, volatilities, credit risks and/or default rates. The Board will be presented with a quarterly report comparing fair values determined by the Pricing Committee against subsequent market valuations for those securities. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Fund may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the

17

Notes to Financial Statements (continued)

assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. Transfers between different levels in the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

The Fund had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of the Fund’s expenses. For the six months ended June 30, 2012, the amount by which the Fund’s expenses were reduced and the impact on the expense ratio if any, were as follows: $13,583 or 0.01%.

The Fund has a “balance credit” agreement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that otherwise would be charged to the Fund. For the six months ended June 30, 2012, the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the Federal funds rate on the day of the overdraft. For the six months ended June 30, 2012, overdraft fees equaled $1.

The Trust also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended June 30, 2012, the transfer agent expense was reduced by $34.

Total returns and net investment income for the Fund would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

The Fund intends to comply with the requirements under

Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2008-2011), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

18

Notes to Financial Statements (continued)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), post-enactment capital losses may be carried forward for an unlimited time period. However, any new losses incurred will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

f.	Capital Loss Carryover and Deferrals

As of June 30, 2012, the Fund had accumulated net realized capital loss carryovers from security transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration date listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amounts		Expires
	Short-Term	Long-Term	December 31,
(Pre-Enactment)	$51,507,571	—	2016
(Pre-Enactment)	183,621,777	—	2017

Totals	$235,129,348	—

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 2012, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the Fund as follows: two collectively own 53%. Transactions by these shareholders may have a material impact on the Fund.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects subadvisors for the Fund (subject to Board approval) and monitors the subadvisor’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by one or more portfolio managers who serves pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2012 the investment management fee rate, as a percentage of average daily net assets, was 0.90%.

At a meeting held on June 9-10, 2011, the Board approved a new contractual expense limitation with respect to the Fund. Effective July 1, 2011, the Investment Manager has contractually agreed, until at least May 1, 2013, to waive management fees and/or reimburse Fund expenses, in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.11% of the Fund’s average daily net assets. For the period April 1, 2011 to June 30, 2011, the Fund had a contractual expense limitation of 1.14%. From January 1, 2011 to April 1, 2011, the Fund’s contractual expense limitation was 1.19%.

The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed the Fund’s expense cap. For the six months ended June 30, 2012, the Fund made no such repayments to the Investment Manager. For the six months ended June 30, 2012, the Fund’s components of reimbursement are detailed in the following chart:

Reimbursement Available - 12/31/11	$550,121
Additional Reimbursements	251,139
Repayments	—
Expired Reimbursements	—

Reimbursement Available - 06/30/12	$801,260

The Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. The Fund pays a fee to the Administrator at the rate of 0.25% per annum of the Fund’s average daily net assets for this service.

The aggregate annual retainer paid to each Independent Trustee of the Board is $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $20,000 per year. The Chairman of the Audit Committee receives an additional payment of $8,000 per year. The Trustees’ fees and expenses are allocated among all of the funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such funds. The “Trustees fees and expenses” shown in the financial statements represents the Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Fund is distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the distributor and underwriter

19

Notes to Financial Statements (continued)

for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2012, the Fund lent to other Managers Funds varying amounts up to $2,271,746 for 5 days earning interest of $282. The interest earned is included in the Statement of Operations as interest income. For the same period, the Fund did not borrow from any other Managers Funds.

During the six months ended June 30, 2012, the Fund executed the following transactions at the closing price of the security and with no commissions under Rule 17a-7 procedures approved by the Board of Trustees:

June 7, 2012 – sold 1,455 shares of Titan Machinery, Inc. at $27.97 to Lord Abbett Small Cap Fund.

June 26, 2012 – bought 2,554 shares of Portfolio Recovery Assoc. at $85.28 from Lord Abbett Small Cap Blend Fund.

3.	Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended June 30, 2012, were $138,430,651 and $191,831,862, respectively. There were no purchases or sales of U.S. Government Obligations for the Fund.

4.	Portfolio Securities Loaned

The Fund participates in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Mellon Overnight Government Fund, formerly BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

Effective August 2, 2010, the Trust, on behalf of the Fund, entered into an agreement with BNYM and the Bank of New York Mellon Corporation (“BNYMC”) with respect to the Fund’s position in the ICRF, pursuant to which (i) BNYMC would support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. (the “Lehman Securities”) and held by Series B of the ICRF, and (ii) once certain conditions were met, BNYMC would purchase the defaulted securities from the Fund. On October 17, 2011, after certifying that the Fund had met all necessary conditions, BNYMC purchased the Lehman Securities from the Fund at a predetermined price, which represented a premium over the fair market value of the Lehman Securities at that date.

5.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund has had no prior claims or losses and expects the risk of material loss to be remote.

6.	New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities.” ASU 2011- 11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the Fund’s financial statements and disclosures.

20

Notes to Financial Statements (continued)

7.	Subsequent Events

The Fund has determined that no additional material events or transactions occurred through the issuance of the Fund’s financial statements, which require additional disclosure in or adjustment of the Fund’s financial statements.

21

Annual Renewal of Investment Advisory Agreement (unaudited)

On June 21-22, 2012, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for the Managers Special Equity Fund (the “Fund”) and the Subadvisory Agreement for each Subadvisor of the Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and each Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and, with respect to each Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 21-22, 2012, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisors under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent, and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Fund and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisors; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to each Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (for each Subadvisor, its “Investment Strategy”) used in managing the portion of the Fund for which the Subadvisor has portfolio management responsibility. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding each Subadvisor’s organizational and management structure and each Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual or individuals at each Subadvisor with portfolio management responsibility for the portion of the Fund managed by the Subadvisor, including the information set forth in the Fund’s prospectus and statement of additional information. The Trustees also noted information provided by the Investment Manager regarding the manner in which each Subadvisor’s Investment Strategy complements those utilized by the Fund’s other Subadvisors. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by each Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of each Subadvisor with respect to its ability to provide the services required under its Subadvisory Agreement. The Trustees also considered each Subadvisor’s risk management processes.

Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Managers Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2012 was above, above, below and below, respectively, the median performance of the Peer Group and above, above, below and below, respectively, the performance of the Fund Benchmark, the Russell 2000® Growth Index. The Trustees took into account management’s discussion of the Fund’s more recent performance, including the fact that the Fund ranked in the top quintile of the Peer Group over the 1 and 3 year periods. The Trustees also noted that the Fund’s longer-term performance is improving as a result of the Fund’s recent strong performance. The Trustees concluded that the Fund’s performance has been satisfactory.

As noted above, the Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered each Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the portion of the Fund managed by each Subadvisor as compared to the Subadvisor’s relevant performance composite that utilizes the same

22

Annual Renewal of Investment Advisory Agreement (continued)

investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies, including with respect to the portion of the Fund managed by each Subadvisor. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadvisor. The Board also noted each Subadvisor’s performance record with respect to the Fund. The Board was mindful of the Investment Manager’s attention to monitoring each Subadvisor’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

Advisory and Subadvisory Fees and Profitability.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisors and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain an expense limitation for the Fund.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current and potential asset levels of the Fund and the willingness of the Investment Manager to waive fees and pay expenses for the Fund from time to time as a means of limiting the total expenses of the Fund. The Trustees also considered management’s discussion of the current asset levels of the Fund, including the effect on assets attributable to the economic and market conditions since 2008, and considered the impact on profitability of the current asset levels and any future growth of assets of the Fund. The Board took into account management’s discussion of the advisory fee structure. In this regard, the Trustees noted that the Fund currently has four Subadvisors, each managing a portion of the

Fund’s portfolio. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the fee payable by the Investment Manager to each Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of each Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with these Subadvisors. In addition, the Trustees considered other potential benefits of the subadvisory relationship to a Subadvisor, including, among others, the indirect benefits that the Subadvisor may receive from the Subadvisor’s relationship with the Fund, including any so-called “fallout benefits” to the Subadvisor, such as reputational value derived from the Subadvisor serving as Subadvisor to the Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence, the cost of services to be provided by each Subadvisor and the profitability to each Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Fund by the Subadvisors to be a material factor in their deliberations at this time.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2012 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2013, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.11%. The Trustees took into account management’s discussion of the Fund’s expenses, including reductions to the Fund’s expense limitation effected in 2011. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisors, the foregoing expense limitation and the considerations noted above with respect to the Subadvisors and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreement

23

Annual Renewal of Investment Advisory Agreement (continued)

and is qualified to manage the Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 21-22, 2012, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreements for the Fund.

24

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THIS PAGE INTENTIONALLY LEFT BLANK

Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

For ManagersChoiceTM Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, RI 02940-8047

(800) 358-7668

Trustees

Jack W. Aber

Bruce B. Bingham

Christine E. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

CADENCE CAPITAL APPRECIATION

CADENCE FOCUSED GROWTH

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

CHICAGO EQUITY PARTNERS MID-CAP

Chicago Equity Partners, LLC

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES

PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY

TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

YACKTMAN FUND

YACKTMAN FOCUSED FUND

Yacktman Asset Management L.P.

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL INCOME OPPORTUNITY

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

SEMI-ANNUAL REPORT

Managers Funds

June 30, 2012

Managers Bond Fund

Managers Bond Fund

Semi-Annual Report — June 30, 2012 (unaudited)

Page

ABOUT YOUR FUND’S EXPENSES	4

FUND PERFORMANCE	5

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	6

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS	16

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	18
Balance sheet, net asset value (NAV) per share computation and cumulative undistributed amounts

Statement of Operations	19
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	20
Detail of changes in assets for the past two periods

FINANCIAL HIGHLIGHTS	21
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	22
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENT	27

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2012	Expense Ratio for the Period	Beginning Account Value 01/01/12	Ending Account Value 06/30/12	Expenses Paid During the Period*
Managers Bond Fund
Based on Actual Fund Return	0.99%	$1,000	$1,053	$5.05
Hypothetical (5% return before expenses)	0.99%	$1,000	$1,020	$4.97

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

4

Fund Performance

Periods ended June 30, 2012 (unaudited)

The table below shows the average annual total returns for the periods indicated for the Fund, as well as the Fund’s relative index for the same time periods.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years
Managers Bond Fund[2,3,4,5]	5.33%	6.39%	7.52%	7.07%
Barclays U.S. Government Credit Bond Index[6]	2.65%	8.78%	6.90%	5.79%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Funds are distributed by Managers Distributors, Inc., a member of FINRA.

*	Not annualized.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions.

Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2012. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund is subject to risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of a fixed income investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[4]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[5]	High yield bonds (also known as “junk bonds”) are subject to additional risks such as the risk of default.
[6]

The Barclays U.S. Government/Credit Bond Index is an index of investment grade government and corporate bonds with a maturity rate of more than one year. Unlike the Fund, the Barclays U.S. Government/Credit Bond Index is unmanaged, is not available for investment, and does not incur expenses.

Not FDIC Insured, nor bank guaranteed. May lose value.

5

Managers Bond Fund

Fund Snapshots

June 30, 2012

Portfolio Breakdown (unaudited)

Category	Managers Bond Fund**	Barclays U.S. Government/ Credit Bond Index
Corporate Bonds and Notes	65.9%	30.6%
U.S. Government and Agency Obligations	19.0%	61.3%
Foreign Government and Agency Obligations	6.3%	8.1%
Asset-Backed Securities	2.4%	0.0%
Mortgage-Backed Securities	1.1%	0.0%
Municipal Bonds	1.0%	0.0%
Preferred Stocks	0.7%	0.0%
Common Stocks	0.7%	0.0%
Bank Loan Obligations	0.5%	0.0%
Other Assets and Liabilities	2.4%	0.0%

**	As a percentage of net assets

Rating	Managers Bond Fund**	Barclays U.S. Government/ Credit Bond Index
U.S. Treasury & Agency	20.0%	61.3%
Aaa	5.4%	3.7%
Aa	2.7%	4.3%
A	20.4%	16.4%
Baa	42.1%	14.3%
Ba & lower	8.8%	0.0%
Not Rated	0.6%	0.0%

**	As a percentage of market value of fixed income securities Chart does not include equity securities.

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
U.S. Treasury Note, 0.250%, 05/31/14	9.7%
U.S. Treasury Note, 0.250%, 02/28/14	6.5
Southwestern Electric Power Co., 6.450%, 01/15/19*	2.1
Springleaf Finance Corp., MTN, Series J, 6.900%, 12/15/17*	2.0
Kinder Morgan Energy Partners, L.P., 5.950%, 02/15/18*	1.8
EQT Corp., 6.500%, 04/01/18*	1.7
Merrill Lynch & Co., Inc., 6.110%, 01/29/37*	1.6
Dun & Bradstreet Corp., The, 6.000%, 04/01/13*	1.4
Nisource Finance Corp., 6.400%, 03/15/18*	1.4
Panhandle Eastern Pipeline Co., L.P., 7.000%, 06/15/18*	1.4
Top Ten as a Group	29.6%

*	Top Ten Holding at December 31, 2011

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

6

Managers Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (unaudited)

		Principal Amount	Value
Asset-Backed Securities - 2.4%
Chase Issuance Trust, Series 2007-B1, Class B-1, 0.492%, 04/15/19 (07/16/12)[1]		$17,040,000	$16,861,978
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 07/20/31 (a)		8,174,027	8,533,517
Merrill Auto Trust Securitization, Series 2008-1, Class B, 6.750%, 04/15/15		1,700,630	1,705,298
Sierra Receivables Funding Co., LLC, Series 2010-2A, Class A, 3.840%, 11/20/25 (a)		9,272,272	9,445,223
Trinity Rail Leasing, L.P., Series 2009-1A, Class A, 6.657%, 11/16/39 (a)		4,488,768	5,176,857
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 07/15/41 (a)		13,274,504	13,513,037
World Financial Network Credit Card Master Trust, Series 2010-A, 6.750%, 04/15/19		1,000,000	1,107,384
Total Asset-Backed Securities (cost $52,739,338)			56,343,294
Bank Loan Obligations - 0.5%
Flying Fortress, Inc., Term Loan, 5.000%, 06/30/17 (cost $11,325,600)		11,440,000	11,454,300

		Shares

Common Stocks - 0.7%
PPG Industries, Inc. (Materials) (cost $10,696,329)		145,736	15,465,504

		Principal Amount

Corporate Bonds and Notes - 65.9%
Financials - 25.8%
Ally Financial, Inc., 8.000%, 11/01/31		$1,267,000	1,485,557
Alta Wind Holdings LLC, 7.000%, 06/30/35 (a)		8,217,432	9,237,380
American International Group, Inc.,
8.175%, 05/15/58[2]		10,530,000	11,425,050
MTN, 5.450%, 05/18/17		485,000	526,509
MTN, Series G, 5.850%, 01/16/18		1,940,000	2,144,715
Bank of America Corp.,
7.625%, 06/01/19		2,906,000	3,417,110
MTN, 5.000%, 05/13/21		2,475,000	2,553,475
Camden Property Trust, 5.700%, 05/15/17		5,205,000	5,843,331
Cantor Fitzgerald, L.P.,
6.375%, 06/26/15 (a)		8,710,000	8,784,889
7.875%, 10/15/19 (a)[3]		10,805,000	10,665,367
Citigroup, Inc.,
5.500%, 10/15/14		21,385,000	22,641,775
6.125%, 08/25/36		10,760,000	10,583,289
6.250%, 06/29/17	NZD	37,108,000	29,649,865
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands,
3.375%, 01/19/17		7,295,000	7,507,919
3.875%, 02/08/22		5,885,000	5,986,416
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)		13,725,000	15,888,280
Duke Realty, L.P.,
5.950%, 02/15/17		2,210,000	2,443,482
6.500%, 01/15/18		5,000,000	5,667,060
Equifax, Inc., 7.000%, 07/01/37		4,421,000	5,223,447
Equity One, Inc., 6.000%, 09/15/17		5,915,000	6,418,035

The accompanying notes are an integral part of these financial statements. 7

Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value
Financials - 25.8% (continued)
ERP Operating, L.P.,
5.125%, 03/15/16		$600,000	$661,454
5.750%, 06/15/17		925,000	1,067,230
Export-Import Bank of Korea, The, 8.300%, 03/15/14 (a)	IDR	1,400,000,000	150,322
First Industrial, L.P., 5.950%, 05/15/17		15,000,000	15,430,635
General Electric Capital Corp.,
6.500%, 09/28/15[4]	NZD	15,265,000	12,899,542
6.750%, 09/26/16	NZD	6,390,000	5,496,239
EMTN, 5.500%, 02/01/17	NZD	6,250,000	5,214,670
GMTN, 7.625%, 12/10/14	NZD	9,365,000	8,041,516
Goldman Sachs Group, Inc., The, 6.750%, 10/01/37		14,590,000	14,298,973
Hanover Insurance Group, Inc., The, 7.500%, 03/01/20		6,475,000	7,511,447
Highwoods Realty, L.P.,
5.850%, 03/15/17		3,680,000	3,948,813
7.500%, 04/15/18		2,405,000	2,765,495
ICICI Bank, Ltd., 6.375%, 04/30/22 (a)[2]		900,000	801,000
Instituto de Credito Oficial, MTN, 5.500%, 10/11/12	AUD	3,735,000	3,796,956
iStar Financial, Inc.,
5.700%, 03/01/14		15,000	14,137
5.850%, 03/15/17		325,000	286,812
5.875%, 03/15/16		1,340,000	1,209,350
6.050%, 04/15/15		620,000	578,150
JPMorgan Chase & Co.,
7.700%, 06/01/16 (a)	IDR	19,000,000,000	2,095,715
Series EMTN, 1.176%, 05/30/17 (07/31/12)[1]	GBP	1,500,000	2,049,694
Lloyds TSB Bank PLC, 6.500%, 09/14/20 (a)[4]		17,940,000	17,670,039
Marsh & McLennan Cos., Inc., 5.875%, 08/01/33		10,360,000	12,118,962
MBIA Insurance Corp., 14.000%, 01/15/33 (a)[2]		525,000	283,500
Merrill Lynch & Co., Inc.,
6.050%, 05/16/16		900,000	930,500
6.110%, 01/29/37		38,050,000	35,853,107
10.710%, 03/08/17	BRL	2,500,000	1,282,051
EMTN, 4.625%, 09/14/18	EUR	1,750,000	2,032,835
MTN, Series C, 6.050%, 06/01/34		22,100,000	21,051,598
Morgan Stanley,
0.947%, 10/15/15 (07/16/12)[1]		300,000	267,254
3.450%, 11/02/15		2,360,000	2,285,292
4.750%, 04/01/14[4]		8,355,000	8,428,541
5.500%, 07/24/20		29,000,000	28,372,614
5.750%, 01/25/21		400,000	394,417
GMTN, 5.500%, 01/26/20		500,000	489,710
MTN, 0.916%, 10/18/16 (07/18/12)[1]		2,000,000	1,743,056
MTN, 5.625%, 09/23/19		7,500,000	7,422,750
MTN, 6.250%, 08/09/26		11,000,000	10,837,431

The accompanying notes are an integral part of these financial statements. 8

Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value
Financials - 25.8% (continued)
Morgan Stanley,
MTN, 6.625%, 04/01/18		$3,095,000	$3,236,033
Series GMTN, 8.000%, 05/09/17[4]	AUD	8,100,000	8,626,412
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		13,925,000	15,700,827
National City Bank of Indiana, 4.250%, 07/01/18		6,310,000	6,731,912
National City Corp., 6.875%, 05/15/19		1,905,000	2,299,204
National Life Insurance Co., 10.500%, 09/15/39 (a)		5,000,000	6,657,945
Nationwide Mutual Insurance Co., 6.600%, 04/15/34 (a)		3,325,000	3,246,969
Newfield Exploration Co., 5.625%, 07/01/24		6,320,000	6,462,200
Old Republic International Corp., 3.750%, 03/15/18[5]		11,795,000	10,615,500
Penn Mutual Life Insurance Co., The, 7.625%, 06/15/40 (a)		8,885,000	10,960,696
ProLogis, L.P.,
5.625%, 11/15/15		345,000	375,997
5.750%, 04/01/16		280,000	305,773
Realty Income Corp.,
5.750%, 01/15/21		1,435,000	1,604,110
6.750%, 08/15/19		6,240,000	7,351,800
Santander Financial Issuances, Ltd., 7.250%, 11/01/15		500,000	486,991
Santander Issuances SAU,
5.911%, 06/20/16 (a)		1,100,000	1,015,553
6.500%, 08/11/19 (a)[2]		900,000	778,682
Simon Property Group, L.P., 5.750%, 12/01/15		445,000	497,200
Sirius International Group Ltd., 6.375%, 03/20/17 (a)		4,555,000	4,820,976
SLM Corp.,
5.000%, 04/15/15		50,000	50,460
5.375%, 05/15/14		300,000	310,489
8.450%, 06/15/18		18,665,000	20,904,800
Societe Generale SA, 5.200%, 04/15/21 (a)		7,000,000	6,689,634
Springleaf Finance Corp.,
MTN, 5.400%, 12/01/15		5,000,000	4,162,500
MTN, Series J, 6.900%, 12/15/17		57,315,000	45,744,248
WEA Finance LLC / WT Finance Australia Pty., Ltd., 6.750%, 09/02/19 (a)		8,325,000	9,822,443
Willis North America, Inc.,
6.200%, 03/28/17		5,350,000	6,018,825
7.000%, 09/29/19		2,860,000	3,314,308
Total Financials			596,667,245
Industrials - 30.6%
Agilent Technologies, Inc., 6.500%, 11/01/17		3,525,000	4,232,954
Alcatel-Lucent USA, Inc.,
6.450%, 03/15/29		4,335,000	2,947,800
6.500%, 01/15/28		305,000	205,875
APL, Ltd., 8.000%, 01/15/24[3]		250,000	171,250

The accompanying notes are an integral part of these financial statements. 9

Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 30.6% (continued)
ArcelorMittal,
5.500%, 03/01/21[4]	$150,000	$141,978
6.125%, 06/01/18	4,580,000	4,643,877
6.250%, 02/25/22	1,600,000	1,567,053
6.750%, 03/01/41	10,230,000	9,548,590
7.000%, 10/15/39	6,604,000	6,410,186
AT&T Corp., 6.500%, 03/15/29	6,415,000	7,651,440
BellSouth Corp., 6.000%, 11/15/34	2,370,000	2,633,153
Canadian Pacific Railway Co., 5.750%, 03/15/33	195,000	216,200
CenturyLink, Inc.,
6.450%, 06/15/21	13,395,000	13,938,516
Series P, 7.600%, 09/15/39	9,335,000	9,014,912
Chesapeake Energy Corp.,
2.500%, 05/15/37[4,5]	1,100,000	941,875
2.750%, 11/15/35[4,5]	600,000	548,250
6.625%, 08/15/20[4]	55,000	54,450
6.875%, 11/15/20	40,000	39,400
Choice Hotels International, Inc., 5.700%, 08/28/20	11,900,000	12,258,261
Cigna Corp., 6.150%, 11/15/36	6,830,000	8,006,884
Continental Airlines, Inc.,
1999-1 Class B Pass Through Trust, Series 991B, 6.795%, 08/02/18	21,135	20,924
2000-1 Class A-1 Pass Through Trust, Series 00A1, 8.048%, 11/01/20	83,143	91,457
2007-1 Class A Pass Through Trust, Series 071A, 5.983%, 04/19/22	16,539,160	17,944,988
2007-1 Class B Pass Through Trust, Series 071B, 6.903%, 04/19/22	5,337,143	5,390,514
Corning, Inc.,
6.850%, 03/01/29	9,142,000	10,960,143
7.250%, 08/15/36	1,185,000	1,463,865
Cummins, Inc.,
5.650%, 03/01/98	11,235,000	11,564,601
6.750%, 02/15/27	2,853,000	3,539,306
Cytec Industries, Inc., 6.000%, 10/01/15	875,000	960,964
Darden Restaurants, Inc., 6.000%, 08/15/35	2,635,000	2,846,891
Delta Air Lines, Inc.,
2007-1 Class B Pass Through Trust, Series 071B, 8.021%, 08/10/22	10,839,635	10,962,123
2010-1 Class A Pass Through Trust, Series 1A, 6.200%, 07/02/18	4,653,796	5,037,734
Dillard’s, Inc., 7.000%, 12/01/28	225,000	216,562
DP World, Ltd., 6.850%, 07/02/37 (a)	28,350,000	27,853,875
Dun & Bradstreet Corp., The, 6.000%, 04/01/13	32,120,000	33,307,027
Embarq Corp., 7.995%, 06/01/36	5,830,000	6,089,989
Energy Transfer Partners, L.P.,
6.125%, 02/15/17	700,000	786,752
6.625%, 10/15/36	1,805,000	1,917,592
Enterprise Products Operating LLC, 4.050%, 02/15/22	8,450,000	8,960,938
EQT Corp., 6.500%, 04/01/18	35,420,000	40,265,916

The accompanying notes are an integral part of these financial statements. 10

Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 30.6% (continued)
ERAC USA Finance LLC,
6.375%, 10/15/17 (a)	$4,910,000	$5,738,887
6.700%, 06/01/34 (a)	1,250,000	1,434,841
7.000%, 10/15/37 (a)	19,033,000	22,943,120
Express Scripts Holding Co., 4.750%, 11/15/21 (a)	7,525,000	8,327,007
Foot Locker, Inc., 8.500%, 01/15/22	570,000	617,737
Ford Motor Co., 6.375%, 02/01/29	1,990,000	2,142,259
Georgia-Pacific LLC, 5.400%, 11/01/20 (a)	5,175,000	6,004,910
Intel Corp.,
2.950%, 12/15/35[5]	8,030,000	9,083,937
3.250%, 08/01/39[5]	15,000,000	20,193,750
Intuit, Inc., 5.750%, 03/15/17	3,560,000	4,074,263
Kinder Morgan Energy Partners, L.P.,
5.300%, 09/15/20	8,100,000	8,972,249
5.800%, 03/15/35	3,360,000	3,558,405
5.950%, 02/15/18	36,530,000	42,360,517
Marks & Spencer PLC, 7.125%, 12/01/37 (a)	4,725,000	4,993,829
Masco Corp.,
5.850%, 03/15/17	8,150,000	8,543,148
6.500%, 08/15/32	955,000	918,002
7.125%, 03/15/20	8,815,000	9,726,118
7.750%, 08/01/29	1,070,000	1,121,073
Mead Corp., The, 7.550%, 03/01/47	970,000	1,024,950
Methanex Corp.,
5.250%, 03/01/22	350,000	363,128
6.000%, 08/15/15	3,825,000	4,054,270
Micron Technology, Inc., 1.875%, 06/01/14[5]	200,000	196,000
Missouri Pacific Railroad Co., 5.000%, 01/01/45[3]	825,000	731,915
New Albertsons, Inc.,
6.625%, 06/01/28	1,015,000	700,350
7.450%, 08/01/29	3,195,000	2,348,325
7.750%, 06/15/26	915,000	722,850
NGPL PipeCo LLC, 7.119%, 12/15/17 (a)[4]	21,980,000	21,980,000
Northwest Airlines, 2007-1 Class B Pass Through Trust, Series 41091, 8.028%, 11/01/17	5,126,882	5,178,151
ONEOK, Inc., 6.000%, 06/15/35	9,210,000	10,050,716
Owens & Minor, Inc., 6.350%, 04/15/16[3]	1,355,000	1,479,371
Owens Corning,
6.500%, 12/01/16	4,560,000	5,070,360
7.000%, 12/01/36	9,175,000	9,750,685
Panhandle Eastern Pipeline Co., L.P.,
6.200%, 11/01/17	5,520,000	6,318,093
7.000%, 06/15/18	26,505,000	31,411,288

The accompanying notes are an integral part of these financial statements. 11

Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 30.6% (continued)
Plains All American Pipeline L.P./PAA Finance Corp.,
6.125%, 01/15/17	$2,770,000	$3,220,383
6.500%, 05/01/18	8,975,000	10,767,999
PulteGroup, Inc.,
6.000%, 02/15/35	10,320,000	8,256,000
6.375%, 05/15/33	4,670,000	3,852,750
Qwest Capital Funding, Inc.,
6.500%, 11/15/18	620,000	658,960
6.875%, 07/15/28	1,190,000	1,147,304
7.625%, 08/03/21	2,135,000	2,207,443
Qwest Corp.,
6.875%, 09/15/33	7,209,000	7,172,955
7.200%, 11/10/26	435,000	439,350
7.250%, 09/15/25	1,185,000	1,300,360
7.250%, 10/15/35	2,165,000	2,181,237
7.500%, 06/15/23	739,000	743,064
Reliance Holdings USA, Inc., 5.400%, 02/14/22 (a)	3,250,000	3,249,802
Reynolds American, Inc.,
6.750%, 06/15/17	8,170,000	9,808,657
7.250%, 06/15/37	2,000,000	2,416,914
Rowan Cos., Inc., 7.875%, 08/01/19	4,710,000	5,685,742
RR Donnelley & Sons Co., 8.250%, 03/15/19	2,230,000	2,185,400
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)	3,520,000	4,266,733
Telecom Italia Capital SA,
6.000%, 09/30/34	4,790,000	3,676,325
6.375%, 11/15/33	3,870,000	3,037,950
Telekom Malaysia Bhd, 7.875%, 08/01/25 (a)	250,000	338,954
Texas Eastern Transmission, L.P., 6.000%, 09/15/17 (a)	3,000,000	3,473,373
Toro Co., The, 6.625%, 05/01/37[3]	6,810,000	7,211,960
Transocean, Inc., 7.375%, 04/15/18	500,000	587,624
UAL, Series 2007-1, 6.636%, 07/02/22	14,524,999	15,178,624
United States Steel Corp.,
6.650%, 06/01/37[4]	3,595,000	2,804,100
7.000%, 02/01/18[4]	7,310,000	7,218,625
US Airways, 2011-1 Class A Pass Through Trust, Series 2011 A, 7.125%, 10/22/23	3,781,265	4,008,141
USG Corp., 6.300%, 11/15/16	1,410,000	1,350,075
Vale Overseas Ltd., 6.875%, 11/21/36	3,665,000	4,251,231
Verizon Maryland, Inc., 5.125%, 06/15/33	505,000	522,651
Verizon New England, Inc., 7.875%, 11/15/29	2,390,000	2,925,802
Verizon Pennsylvania, Inc., 6.000%, 12/01/28	1,335,000	1,458,497
Western Union Co., The,
6.200%, 11/17/36	1,180,000	1,255,961
6.200%, 06/21/40	130,000	141,399

The accompanying notes are an integral part of these financial statements. 12

Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value
Industrials - 30.6% (continued)
Weyerhaeuser Co.,
6.875%, 12/15/33		$12,890,000	$13,587,362
7.375%, 10/01/19[4]		3,915,000	4,627,326
7.375%, 03/15/32		1,930,000	2,155,677
White Pine Hydro LLC,
6.310%, 07/10/17 (a)[3]		1,700,000	1,417,222
6.960%, 07/10/37 (a)[3]		1,645,000	1,121,676
Wyndham Worldwide Corp.,
5.750%, 02/01/18		950,000	1,056,267
6.000%, 12/01/16		6,430,000	7,152,655
7.375%, 03/01/20		7,220,000	8,582,031
Total Industrials			706,192,130
Utilities - 9.5%
Abu Dhabi National Energy Co., 7.250%, 08/01/18 (a)		21,130,000	25,065,462
Ameren Energy Generating Co., Series H, 7.000%, 04/15/18[4]		15,300,000	13,234,500
Ameren Illinois Co., 6.250%, 04/01/18		26,000,000	30,767,542
Bruce Mansfield Unit, 6.850%, 06/01/34		9,994,601	10,408,378
Cleveland Electric Illuminating Co., The, 5.950%, 12/15/36		8,360,000	9,451,365
DCP Midstream LLC, 6.450%, 11/03/36 (a)		870,000	1,031,621
Endesa SA/Cayman Islands, 7.875%, 02/01/27		2,900,000	3,570,863
Enel Finance International N.V.,
5.125%, 10/07/19 (a)		3,700,000	3,534,473
6.000%, 10/07/39 (a)		18,672,000	14,658,603
ITC Holdings Corp., 5.875%, 09/30/16 (a)		2,410,000	2,769,321
Mackinaw Power LLC, 6.296%, 10/31/23 (a)[3]		8,014,200	8,159,017
Nisource Finance Corp.,
6.400%, 03/15/18		27,910,000	32,601,615
6.800%, 01/15/19		11,625,000	13,936,329
Southwestern Electric Power Co., 6.450%, 01/15/19		39,195,000	47,286,063
Tenaga Nasional Bhd, 7.500%, 11/01/25 (a)		2,000,000	2,540,456
Total Utilities			219,015,608
Total Corporate Bonds and Notes (cost $1,390,072,686)			1,521,874,983
Foreign Government and Agency Obligations - 6.3%
Alberta Notes, Province of, 5.930%, 09/16/16	CAD	95,135	102,668
Brazil Bonds, Republic of, 10.250%, 01/10/28	BRL	5,750,000	3,557,070
Brazilian Government International Bond, 8.500%, 01/05/24	BRL	6,650,000	3,608,912
Canadian Government Notes,
1.750%, 03/01/13	CAD	400,000	394,889
2.500%, 06/01/15	CAD	14,775,000	15,089,192
3.000%, 12/01/15	CAD	15,225,000	15,864,746
3.500%, 06/01/13	CAD	5,964,000	5,991,005
European Bank for Reconstruction & Development Notes, 9.250%, 09/10/12	BRL	2,000,000	997,560

The accompanying notes are an integral part of these financial statements. 13

Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value
Foreign Government and Agency Obligations - 6.3% (continued)
European Investment Bank,
Bonds, 5.778%, 03/10/21[6]	AUD	5,000,000	$3,318,979
Notes, 6.675%, 04/24/13 (a)[6]	IDR	50,074,770,000	4,990,363
Notes, 11.250%, 02/14/13	BRL	13,490,000	6,893,769
Iceland Government International Bonds, 5.875%, 05/11/22		5,800,000	5,624,730
Inter-American Development Bank,
Bonds, 6.000%, 12/15/17	NZD	4,215,000	3,749,292
Notes, 6.269%, 05/20/13[6]	IDR	45,580,000,000	4,565,037
Notes, EMTN, 6.393%, 09/23/13[6]	IDR	33,430,000,000	3,265,587
International Bank for Reconstruction & Development Notes, GDIF, 1.430%, 03/05/14	SGD	5,800,000	4,624,616
Ireland Government Bonds,
4.500%, 04/18/20	EUR	1,655,000	1,862,933
5.000%, 10/18/20	EUR	995,000	1,146,449
Manitoba Bonds, Province of, 6.375%, 09/01/15	NZD	5,450,000	4,700,489
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	141,360,000	12,812,304
New South Wales Treasury Corp., Series 813, 5.500%, 08/01/13	AUD	21,225,000	22,271,000
Norway Government Bonds, 6.500%, 05/15/13	NOK	53,065,000	9,297,849
Queensland Treasury Corp. Bonds, 7.125%, 09/18/17 (a)	NZD	7,500,000	6,859,958
Singapore Government Bond, 1.375%, 10/01/14	SGD	4,400,000	3,566,989
Total Foreign Government and Agency Obligations (cost $139,108,567)			145,156,386
Mortgage-Backed Securities - 1.1%
Community Program Loan Trust, Series 87-A, Class A5, 4.500%, 04/01/29		3,257,968	3,294,327
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 09/15/40[2]		1,704,000	1,827,547
Extended Stay America Trust, Series 2010 ESHA, Class C, 4.860%, 11/05/27 (a)		19,090,000	19,299,570
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 6.009%, 06/15/49[2]		80,000	87,824
Total Mortgage-Backed Securities (cost $22,967,500)			24,509,268

Municipal Bonds - 1.0%
Buckeye Tobacco Settlement Financing Authority, Series 2007 A-2, 5.875%, 06/01/47[3]		5,035,000	3,853,990
Chicago Illinois O’Hare International Airport Revenue Bond, Series 2008-A, 4.500%, 01/01/38 (AGM Insured)[7]		315,000	322,223
Illinois State General Obligation, Series 2003, 5.100%, 06/01/33		2,880,000	2,722,176
Michigan Tobacco Settlement Finance Authority, Series 2006 A, 7.309%, 06/01/34[3]		2,950,000	2,185,862
San Jose, California Redevelopment Agency Tax Allocation, Series 2006 C, 3.750%, 08/01/28 (NATL-RE Insured)[7]		765,000	626,902
San Jose, California Redevelopment Agency Tax Allocation, Series 2006 C, 3.750%, 08/01/28 (BHAC Insured)[7]		280,000	260,711
Virginia Tobacco Settlement Financing Corp., Series 2007 A-1, 6.706%, 06/01/46[3]		21,620,000	13,821,882
Total Municipal Bonds (cost $32,358,680)			23,793,746

		Shares
Preferred Stocks - 0.7%
Consumer Discretionary - 0.2%
Newell Financial Trust I, 5.250%[5]		90,628	4,554,057

The accompanying notes are an integral part of these financial statements. 14

Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Preferred Stocks - 0.7% (continued)
Financials - 0.5%
Bank of America Corp., 6.375%	20,000	$488,000
Bank of America Corp., Series L, 7.250%[5]	7,808	7,612,800
SLM Corp., 6.000%	41,250	895,950
Sovereign Capital Trust IV, 4.375%[5]	34,236	1,737,477
Total Financials		10,734,227
Utilities - 0.0%#
Entergy New Orleans, Inc., 4.750%	482	46,031
Entergy New Orleans, Inc., 5.560%	100	9,925
Wisconsin Electric Power Co., 3.600%	3,946	318,146
Total Utilities		374,102
Total Preferred Stocks (cost $13,659,783)		15,662,386

	Principal Amount
U.S. Government and Agency Obligations - 19.0%
Federal Home Loan Banks - 0.7%
FHLB, 1.875%, 06/21/13	$16,600,000	16,859,840
Federal Home Loan Mortgage Corporation - 1.8%
FHLMC, 1.625%, 04/15/13	16,595,000	16,772,749
FHLMC, 2.125%, 09/21/12	24,895,000	25,002,820
FHMLC Gold, 5.000%, 12/01/31	77,106	83,127
Total Federal Home Loan Mortgage Corporation		41,858,696
Federal National Mortgage Association - 0.3%
FNMA, 3.000%, 07/01/27	5,000,000	5,247,360
FNMA, 4.000%, 10/01/18	1,145,929	1,227,651
FNMA, 6.000%, 07/01/29	6,150	6,900
Total Federal National Mortgage Association		6,481,911
U.S. Treasury Obligations - 16.2%
U.S. Treasury Notes, 0.250%, 02/28/14	150,000,000	149,847,600
U.S. Treasury Notes, 0.250%, 05/31/14	225,000,000	224,718,750
Total U.S. Treasury Obligations		374,566,350
Total U.S. Government and Agency Obligations (cost $439,284,047)		439,766,797

	Shares
Other Investment Companies - 4.4%[8]
BNY Mellon Overnight Government Fund, 0.18%[9]	69,181,345	69,181,345
Dreyfus Cash Management Fund, Institutional Class Shares, 0.08%	32,644,313	32,644,313
Total Other Investment Companies (cost $101,825,658)		101,825,658
Total Investments - 102.0% (cost $2,214,038,188)		2,355,852,322
Other Assets, less Liabilities - (2.0)%		(46,941,967)
Net Assets - 100.0%		$2,308,910,355

The accompanying notes are an integral part of these financial statements. 15

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $2,214,038,188 for Federal income tax purposes at June 30, 2012, the aggregate gross unrealized appreciation and depreciation were $177,965,337 and $36,151,203, respectively, resulting in net unrealized appreciation of investments of $141,814,134.

#	Rounds to less than 0.1%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2012, the value of these securities amounted to $363,991,924, or 15.7% of net assets.
[1]	Floating Rate Security. The rate listed is as of June 30, 2012. Date in parentheses represents the security’s next coupon rate reset.
[2]	Variable Rate Security. The rate listed is as of June 30, 2012, and is periodically reset subject to terms and conditions set forth in the debenture.
[3]

Illiquid Security. A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities. Illiquid securities at December 31, 2011, amounted to $50,819,512, or 2.2% of net assets.

[4]	Some or all of these securities, amounting to a market value of $66,683,381, or 2.9% of net assets, were out on loan to various brokers.
[5]

Convertible Security. A corporate bond or preferred stock, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. Convertible Bonds and Convertible Preferred Stocks at June 30, 2012, amounted to $41,579,312, or 1.8% of net assets, and $13,904,334, or 0.6% of net assets, respectively.

[6]	Represents yield to maturity at June 30, 2012.
[7]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies amounted to $1,209,836, or 0.1% of net assets.
[8]	Yield shown represents the June 30, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[9]	Collateral received from brokers for securities lending was invested in this short-term investment.

The following table summarizes the inputs used to value the Fund’s net assets by the fair value hierarchy levels as of June 30, 2012: (See Note 1(a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Bond Fund
Investments in Securities
Asset-Backed Securities	—	$56,343,294	—	$56,343,294
Bank Loan Obligations	—	11,454,300	—	11,454,300
Common Stocks†	$15,465,504	—	—	15,465,504
Corporate Bonds and Notes††	—	1,521,874,983	—	1,521,874,983
Foreign Government and Agency Obligations	—	145,156,386	—	145,156,386
Mortgage-Backed Securities	—	24,509,268	—	24,509,268
Municipal Bonds	—	23,793,746	—	23,793,746
Preferred Stocks†	15,662,386	—	—	15,662,386
U.S. Government and Agency Obligations††	—	439,766,797	—	439,766,797
Other Investment Companies	101,825,658	—	—	101,825,658

Total Investments in Securities	$132,953,548	$2,222,898,774	—	$2,355,852,322

†	All common stocks and preferred stocks held in the Fund are level 1 securities. For a detailed breakout of these securities, please refer to the Schedule of Portfolio Investments.
††

All corporate bonds, notes and U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Schedule of Portfolio Investments.

As of June 30, 2012, the Fund had no transfers between Level 1 and Level 2 from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements. 16

Notes to Schedule of Portfolio Investments (continued)

Investment Abbreviations and Definitions:
AGM:	Assured Guaranty Municipal Corp.
BHAC:	Berkshire Hathaway Assurance Corp.
EMTN:	European Medium-Term Note
FHLB:	Federal Home Loan Bank
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
GMTN:	Global Multi-Currency Notes
MBIA:	MBIA Insurance Corp.
MTN:	Medium-Term Note
NATL-RE:	National Public Finance Guarantee Corporation

Currency abbreviations have been used throughout the portfolio to indicate amounts shown in currencies other than the U.S. dollar (USD):

AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
EUR:	Euro
IDR:	Indonesian Rupiah
MXN:	Mexican Peso
NOK:	Norwegian Krone
NZD:	New Zealand Dollar
SGD:	Singapore Dollar

The accompanying notes are an integral part of these financial statements. 17

Statement of Assets and Liabilities

June 30, 2012 (unaudited)

Assets:
Investments at value* (including securities on loan valued at $66,683,381)	$2,355,852,322
Dividends, interest and other receivables	25,146,319
Receivable for Fund shares sold	5,603,376
Receivable for investments sold	3,648,312
Receivable from affiliate	121,909
Prepaid expenses	147,404
Total assets	2,390,519,642
Liabilities:
Payable upon return of securities loaned	69,181,345
Payable for investments purchased	6,147,895
Payable for Fund shares repurchased	3,592,752
Foreign currency payable (cost $410,576)	428,586
Accrued expenses:
Investment advisory and management fees	1,172,954
Administrative fees	469,981
Other	615,774
Total liabilities	81,609,287

Net Assets	$2,308,910,355
Net Assets Represent:
Paid-in capital	$2,199,026,250
Undistributed net investment income	210,156
Accumulated net realized loss from investments and foreign currency transactions	(32,081,305)
Net unrealized appreciation of investments and foreign currency translations	141,755,254
Net Assets	$2,308,910,355
Shares outstanding	86,134,839
Net asset value, offering and redemption price per share	$26.81
* Investments at cost	$2,214,038,188

The accompanying notes are an integral part of these financial statements. 18

Statement of Operations

For the six months ended June 30, 2012 (unaudited)

Investment Income:
Interest income	$54,637,094
Dividend income	943,172
Securities lending income	308,058
Total investment income	55,888,324
Expenses:
Investment advisory and management fees	6,931,910
Administrative fees	2,772,764
Transfer agent	1,297,749
Professional fees	156,598
Custodian	149,386
Reports to shareholders	126,375
Trustees fees and expenses	87,014
Registration fees	76,615
Miscellaneous	43,592
Total expenses before offsets	11,642,003
Expense reimbursements	(661,569)
Fee waivers	(23,617)
Expense reductions	(288)
Net expenses	10,956,529

Net investment income	44,931,795
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	28,549,880
Net realized gain on foreign currency transactions	1,109,903
Net change in unrealized appreciation (depreciation) of investments	39,325,151
Net change in unrealized appreciation (depreciation) of foreign currency translations	(219,903)
Net realized and unrealized gain	68,765,031

Net increase in net assets resulting from operations	$113,696,826

The accompanying notes are an integral part of these financial statements. 19

Statements of Changes in Net Assets

For the six months ended June 30, 2012 (unaudited) and the year ended December 31, 2011

	2012	2011
Increase (Decrease) in Net Assets From Operations:
Net investment income	$44,931,795	$89,187,692
Net realized gain on investments and foreign currency transactions	29,659,783	24,677,946
Net change in unrealized appreciation (depreciation) of investments and foreign currency translations	39,105,248	3,364,692
Net increase in net assets resulting from operations	113,696,826	117,230,330
Distributions to Shareholders:
From net investment income	(44,865,597)	(91,439,318)
From Capital Share Transactions:
Proceeds from sale of shares	347,007,633	675,736,563
Reinvestment of dividends and distributions	40,531,746	83,384,606
Cost of shares repurchased	(268,951,121)	(649,797,137)
Net increase from capital share transactions	118,588,258	109,324,032

Total increase in net assets	187,419,487	135,115,044
Net Assets:
Beginning of period	2,121,490,868	1,986,375,824
End of period	$2,308,910,355	$2,121,490,868
End of period undistributed net investment income	$210,156	$143,958

Share Transactions:
Sale of shares	13,015,546	25,821,719
Shares issued in connection with reinvestments of dividends and distributions	1,520,577	3,201,464
Shares repurchased	(10,105,613)	(24,893,267)
Net increase in shares	4,430,510	4,129,916

The accompanying notes are an integral part of these financial statements. 20

Managers Bond Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2012 (unaudited)	For the year ended December 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Year	$25.97	$25.61	$24.29	$19.65	$25.34	$24.84
Income from Investment Operations:
Net investment income[1]	0.54	1.14	1.16	1.30	1.42	1.22
Net realized and unrealized gain (loss) on investments[1]	0.84	0.39	1.34	4.62	(5.42)	0.49
Total from investment operations	1.38	1.53	2.50	5.92	(4.00)	1.71
Less Distributions to Shareholders from:
Net investment income	(0.54)	(1.17)	(1.18)	(1.28)	(1.41)	(1.21)
Net realized gain on investments	—	—	—	—	(0.28)	(0.00)#
Total distributions to shareholders	(0.54)	(1.17)	(1.18)	(1.28)	(1.69)	(1.21)
Net Asset Value, End of Year	$26.81	$25.97	$25.61	$24.29	$19.65	$25.34
Total Return[2]	5.33%[5]	6.06%	10.47%[4]	31.12%[4]	(16.31)%	7.06%
Ratio of net expenses to average net assets	0.99%[6]	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets[2]	4.05%[6]	4.36%	4.59%	5.93%	6.10%	4.91%
Portfolio turnover	14%[5]	17%	17%	23%	39%	21%
Net assets at end of year (000’s omitted)	$2,308,910	$2,121,491	$1,986,376	$2,193,702	$1,888,919	$2,022,891

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.05%[6]	1.05%	1.06%	1.10%	1.10%	0.99%
Ratio of net investment income to average net assets	3.99%[6]	4.30%	4.52%	5.82%	5.99%	4.91%

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Fund previously presented in this report.

#	Rounds to less than $0.01 per share or 0.01%.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[3]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[4]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[5]	Not annualized.
[6]	Annualized.

21

Notes to Financial Statements

June 30, 2012 (unaudited)

1.	Summary of Significant Accounting Policies

The Managers Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is the Managers Bond Fund (the “Fund”).

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Fund (the “Board”).

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term investments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; (iii) the value of comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers; and (iv) other factors, such as future cash flows, interest rates, yield curves, volatilities, credit risks and/or default rates. The Board will be presented with a quarterly report comparing fair values determined by the Pricing Committee against subsequent market valuations for those securities. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

22

Notes to Financial Statements (continued)

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. Transfers between different levels in the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non- cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a “balance credit” agreement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended June 30, 2012, the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the Federal funds rate on the day of the overdraft. For the six months ended June 30, 2012, the Fund had no overdraft fees.

The Fund also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended June 30, 2012, the transfer agent expense was reduced by $288.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments the Fund has made in JPMorgan Liquid Assets Money Market Fund, Capital Shares. For the six months ended June 30, 2012, the management fee was reduced by $23,617.

Total returns and net investment income for the Fund would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense offsets such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared daily and paid monthly. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, foreign currency, options, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

23

Notes to Financial Statements (continued)

e.	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2008-2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), post-enactment capital losses may be carried forward for an unlimited time period. However, any new losses incurred will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

f.	Capital Loss Carryovers and Deferrals

As of June 30, 2012, the Fund had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. The amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amounts		Expires December 31,
	Short-Term	Long-Term
(Pre-Enactment)	$46,433,792	—	2017
(Pre-Enactment)	15,307,296	—	2018

Totals	$61,741,088	—

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 2012, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the Fund as follows: three collectively own 64%. Transactions by these shareholders may have a material impact on the Fund.

h.	Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

i.	Foreign Securities

The Fund invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund would pay such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration. The Investment Manager selects subadvisors for the Fund (subject to Board approval) and monitors the subadvisor’s investment programs and results. The Fund’s investment portfolio is managed by a portfolio manager who serves pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average net assets. The annual investment management fee rate, as a percentage of average daily net assets, for the six months ended June 30, 2012, was 0.625%.

The Investment Manager has contractually agreed, through at least May 1, 2013, to waive management fees and/or reimburse Fund expenses in order to limit total annual Fund operating expenses

24

Notes to Financial Statements (continued)

after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.99% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances.

The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed the Fund’s expense cap. For the six months ended June 30, 2012, the Fund’s components of reimbursement available are detailed in the following chart:

Reimbursement Available - 12/31/11	$5,150,846
Additional Reimbursements	661,569
Repayments	—
Expired Reimbursements	(1,166,684)

Reimbursement Available - 6/30/12	$4,645,731

The Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. The Fund pays a fee to the Administrator at the rate of 0.25% per annum of the Fund’s average daily net assets for this service.

The aggregate annual retainer paid to each Independent Trustee of the Board is $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trust receives an additional payment of $20,000 per year. The Chairman of the Audit Committee receives an additional payment of $8,000 per year. The Trustees’ fees and expenses are allocated among all of the funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such funds. The “Trustees fees and expenses” shown in the financial statements represents the Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Fund is distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2012, the Fund lent to other Managers Funds varying amounts up to $18,086,305 for 5 days earning interest of $615. The interest earned is included in the Statement of Operations as interest income. For the same period, the Fund did not borrow from any other Managers Funds.

3.	Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended June 30, 2012, were $203,399,674 and $212,750,737, respectively. Purchases and sales of U.S. Government obligations for the six months ended June 30, 2012, were $441,445,403 and $75,591,262, respectively.

4.	Portfolio Securities Loaned

The Fund participates in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Mellon Overnight Government Fund, formerly the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

Effective August 2, 2010, the Trust, on behalf of the Fund, entered into an agreement with BNYM and the Bank of New York Mellon Corporation (“BNYMC”) with respect to the Fund’s position

25

Notes to Financial Statements (continued)

in ICRF, pursuant to which (i) BNYMC would support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. (the “Lehman Securities”) and held by Series B of the ICRF, and (ii) once certain conditions were met, BNYMC would purchase the defaulted securities from the Fund. On October 17, 2011, after certifying that the Fund had met all necessary conditions, BNYMC purchased the Lehman Securities from the Fund at a predetermined price, which represented a premium over the fair market value of the Lehman Securities at that date.

5.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has had no prior claims or losses and expects the risk of material loss to be remote.

6.	Risks Associated with High Yield Securities

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High Yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

7.	Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if the Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

8.	Derivative Instruments

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit risk and how derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments would be on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Schedule of Portfolio Investments. The derivative instruments outstanding as of June 30, 2012, as disclosed in the Statement of Assets and Liabilities and the realized and unrealized changes in gains and losses on derivative instruments during the six months ended June 30, 2012, as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

9.	Forward Foreign Currency Contracts

During the six months ended June 30, 2012, the Fund invested in forward foreign currency contracts to facilitate transactions in foreign securities and to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities.

A forward foreign currency contract is an agreement between a fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on the settlement date.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

10.	New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11,

“Disclosures about Offsetting Assets and Liabilities.” ASU 2011- 11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the Fund’s financial statements and disclosures.

11.	Subsequent Events

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements, which require additional disclosure in or adjustment of the Fund’s financial statements.

26

Annual Renewal of Investment Advisory Agreement (unaudited)

On June 21-22, 2012, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for the Managers Bond Fund (the “Fund”) and the Subadvisory Agreement for the Subadvisor of the Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 21-22, 2012, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Fund and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisor; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual or individuals at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2012 was above the median performance of the Peer Group and below, above, above and above, respectively, the performance of the Fund Benchmark, the Barclays U.S. Government/Credit Bond Index. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance relative to its benchmark. The Trustees also noted that the Fund’s intermediate and long-term performance has been strong relative to the Fund Benchmark and the Peer Group. The Trustees concluded that the Fund’s overall performance has been satisfactory.

As noted above, the Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

27

Annual Renewal of Investment Advisory Agreement (continued)

Advisory and Subadvisory Fees and Profitability.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain an expense limitation for the Fund.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current and potential asset levels of the Fund and the willingness of the Investment Manager to waive fees and pay expenses for the Fund from time to time as a means of limiting the total expenses of the Fund. The Trustees also considered management’s discussion of the current asset level of the Fund, including the effect on assets attributable to the economic and market conditions since 2008, and considered the impact on profitability of the current asset level and any future growth of assets of the Fund. The Board took into account management’s discussion of the current advisory fee structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for the Fund at this time. With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the fee payable by the Investment Manager to the Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Subadvisor is not affiliated with the Investment Manager. In addition, the Trustees considered other potential benefits of the subadvisory relationship to the Subadvisor, including, among others, the indirect benefits that the Subadvisor may receive from the Subadvisor’s relationship with the Fund, including any so-called “fallout benefits” to the Subadvisor, such as reputational value derived from the Subadvisor serving as Subadvisor to the Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Fund by the Subadvisor to be a material factor in their deliberations at this time.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2012 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2013, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.99%. The Trustees took into account management’s discussion of the Fund’s expenses. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the Subadvisory Agreement: (a) the Investment Manager and the Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement; (b) the Subadvisor’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; and (c) the Investment Manager and the Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 21-22, 2012, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund.

28

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Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

For ManagersChoice™ Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, RI 02940-8047

(800) 358-7668

Trustees

Jack W. Aber

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

CADENCE CAPITAL APPRECIATION

CADENCE FOCUSED GROWTH

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

CHICAGO EQUITY PARTNERS MID-CAP

Chicago Equity Partners, LLC

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES

PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY

TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

YACKTMAN FUND

YACKTMAN FOCUSED FUND

Yacktman Asset Management L.P.

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL INCOME OPPORTUNITY

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

SEMI-ANNUAL REPORT

Managers Funds

June 30, 2012

Managers Global Income Opportunity Fund

(formerly Managers Global Bond Fund)

Managers Global Income Opportunity Fund

Semi-Annual Report — June 30, 2012 (unaudited)

Page

ABOUT YOUR FUND’S EXPENSES	4

FUND PERFORMANCE	5

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	6

NOTES TO THE SCHEDULE OF PORTFOLIO INVESTMENTS	12

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	15
Balance sheet, net asset value (NAV) per share computation and cumulative undistributed amounts

Statement of Operations	16
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	17
Detail of changes in assets for the past two periods

FINANCIAL HIGHLIGHTS	18
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	19
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENT	24

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2012	Expense Ratio for the Period	Beginning Account Value 01/01/12	Ending Account Value 06/30/12	Expenses Paid During the Period*
Managers Global Income Opportunity Fund
Based on Actual Fund Return	1.10%	$1,000	$1,040	$5.58
Hypothetical (5% return before expenses)	1.10%	$1,000	$1,019	$5.52

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (182), then divided by 366.

4

Fund Performance

Periods ended June 30, 2012 (unaudited)

The table below shows the average annual total returns for the periods indicated for the Fund, as well as the Fund’s relative index for the same time periods.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years
Managers Global Income Opportunity Fund[2,3,4,5,6]	3.99%	2.43%	6.67%	7.48%
Barclays Global Aggregate Bond Index®[7]	1.50%	2.73%	6.70%	6.49%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges, and expenses before investing. For this and other information, please call (800) 835-3879 or visit our Web site at www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member of FINRA.

*	Not annualized.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2012. All returns are in U.S. dollars($).

[2]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors.
[3]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[4]

Changing interest rates may adversely affect the value of a fixed income investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall. The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors.

[5]

Investments in foreign securities are subject to additional risks such as changing market conditions, economic and political instability, and currency exchange rate fluctuations. The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non- U.S. dollar security when converted back to U.S. dollars.

[6]

The Fund may invest in below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bond” or “high yield securities”) which may be subject to greater levels of interest rate, credit, and liquidity risk.

[7]

The Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment-grade 144A securities. Unlike the Fund, the Barclays Global Aggregate Bond Index is unmanaged, is not available for investment, and does not incur fees.

Not FDIC Insured, nor bank guaranteed. May lose value.

5

Managers Global Income Opportunity Fund

Fund Snapshots

June 30, 2012

Portfolio Breakdown (unaudited)

Category	Managers Global Income Opportunity Fund**	Barclays Global Aggregate Bond Index
Foreign Government and Agency Obligations	40.8%	51.7%
Corporate Bonds and Notes	38.6%	15.7%
U.S. Government Obligations	11.6%	16.1%
Asset-Backed Securities	2.9%	0.2%
Mortgage-Backed Securities	1.5%	16.3%
Municipal Bonds	0.2%	0.0%
Other Assets and Liabilities	4.4%	0.0%

**	As a percentage of net assets.

Rating	Managers Global Income Opportunity Fund†	Barclays Global Aggregate Bond Index
U.S. Treasury & Agency	12.2%	28.1%
Aaa	23.3%	22.4%
Aa	8.1%	25.4%
A	23.9%	14.7%
Baa	22.8%	9.4%
Ba & lower	9.1%	0.0%
Not Rated	0.6%	0.0%

†	As a percentage of market value of fixed income securities. Chart does not include equity securities.

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
U.S. Treasury Notes, 0.250%, 02/15/15	8.5%
Mexican Fixed Rate Notes, 7.750%, 12/14/17	3.2
Japan Government Notes, Series 84, 0.700%, 06/20/14*	2.9
Canadian Government Notes, 3.000%, 12/01/15*	2.3
Bundesrepublik Deutschland Bonds, Series 06, 3.750%, 01/04/17	2.2
Mexican Fixed Rate Bonds, 8.000%, 12/07/23*	2.0
U.S. Treasury Notes, 2.250%, 03/31/16	1.9
International Bank for Reconstruction & Development Notes, GMTN, 2.300%, 02/26/13	1.7
Norway Government Bonds, Series 473, 4.500%, 05/22/19*	1.6
Singapore Government Notes, 1.625%, 04/01/13*	1.4

Top Ten as a Group	27.7%

*	Top Ten Holding at December 31, 2011

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

6

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments

June 30, 2012 (unaudited)

		Principal Amount	Value

Asset-Backed Securities - 2.9%
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A, 5.680%, 02/20/14 (a)		$100,000	$102,091
Capital One Multi-Asset Execution Trust, Series 2004-B7, Class B7, 1.243%, 08/17/17 (07/18/12)[1]	EUR	100,000	120,162
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1, 4.260%, 03/25/14 (a)		100,000	101,802
Hyundai Capital Auto Funding, Ltd., Series 2010-8A, Class A, 1.243%, 09/20/16 (07/18/12) (a)[1]		200,000	196,747
MBNA Credit Card Master Note Trust, Series 2005-B3, Class B3, 1.050%, 03/19/18 (07/18/12)[1]	EUR	100,000	117,152
Santander Drive Auto Receivables Trust, Series 2011-S2A, Class D, 3.350%, 06/15/17 (a)		55,248	55,248
Trinity Rail Leasing, L.P., Series 2010-1A, Class A, 5.194%, 10/16/40 (a)		94,295	98,094
World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 04/15/19		95,000	102,701
Total Asset-Backed Securities (cost $877,282)			893,997
Corporate Bonds and Notes - 38.6%
Financials - 17.2%
Allianz Finance II, B.V., EMTN, 5.750%, 07/08/41[2]	EUR	100,000	113,980
AXA SA, 7.125%, 12/15/20	GBP	100,000	160,890
Banco Latinoamericano de Comercio Exterior SA, 3.750%, 04/04/17 (a)		150,000	149,250
Banco Santander Chile, 6.500%, 09/22/20 (a)	CLP	100,000,000	190,854
Banco Votorantim SA, 6.250%, 05/16/16 (a)	BRL	300,000	166,064
Bank of America Corp.,
4.750%, 05/06/19[2]	EUR	100,000	106,935
5.700%, 01/24/22		140,000	154,181
Barclays Bank PLC, 6.050%, 12/04/17		100,000	101,044
BBVA Bancomer SA, 6.500%, 03/10/21 (a)		100,000	101,000
BNP Paribas SA, Series BKNT, 5.000%, 01/15/21		75,000	76,989
BNZ International Funding, Ltd., EMTN, 4.000%, 03/08/17	EUR	100,000	133,890
Braskem Finance, Ltd., 5.750%, 04/15/21 (a)		200,000	205,500
Citigroup, Inc.,
5.500%, 02/15/17		85,000	88,820
6.250%, 06/29/17	NZD	200,000	159,803
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, EMTN, 4.375%, 01/22/14	EUR	85,000	112,884
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)		100,000	115,762
General Electric Capital Corp., Series A, 7.125%, 12/15/49[2,3]		200,000	211,292
HSBC Bank PLC, 4.125%, 08/12/20 (a)		100,000	104,230
Hutchison Whampoa International 11, Ltd., 3.500%, 01/13/17 (a)		200,000	207,381
Hyundai Capital Services, Inc., 3.500%, 09/13/17 (a)		200,000	201,687
JPMorgan Chase & Co., 4.400%, 07/22/20		75,000	79,105
Lloyds TSB Bank PLC, 6.500%, 09/14/20 (a)		100,000	98,495
Morgan Stanley,
5.375%, 11/14/13	GBP	40,000	63,924
5.500%, 07/24/20		100,000	97,837
MTN, 7.250%, 05/26/15	AUD	200,000	206,829
National Australia Bank, Ltd., GMTN, 4.750%, 07/15/16	EUR	100,000	140,002
Network Rail Infrastructure Finance PLC, EMTN, 3.500%, 06/17/13		300,000	308,592
Shinhan Bank, 4.375%, 07/27/17 (a)		200,000	213,300
Sirius International Group, Ltd., 6.375%, 03/20/17 (a)		140,000	148,175

The accompanying notes are an integral part of these financial statements. 7

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value
Financials - 17.2% (continued)
SLM Corp., MTN, Series A, 5.000%, 10/01/13		$150,000	$154,500
VTB Bank OJSC Via VTB Capital, S.A., 6.000%, 04/12/17 (a)		200,000	203,000
Wells Fargo & Co., 4.625%, 11/02/35	GBP	50,000	81,416
Westpac Banking Corp., 2.450%, 11/28/16 (a)		200,000	205,700
Yapi ve Kredi Bankasi Via Unicredit Luxembourg SA, 5.188%, 10/13/15 (a)		200,000	201,500
Zurich Finance USA, Inc.,
EMTN, 4.500%, 06/15/25[2]	EUR	100,000	126,310
EMTN, 5.750%, 10/02/23[2]	EUR	100,000	127,496
Total Financials			5,318,617
Industrials - 18.7%
Asciano Finance, Ltd., 4.625%, 09/23/20 (a)		125,000	124,359
Avnet, Inc., 5.875%, 06/15/20		60,000	66,131
Bell Aliant Regional Communications LP, 5.410%, 09/26/16	CAD	160,000	170,273
Bell Canada,
MTN, 7.300%, 02/23/32 (a)	CAD	130,000	164,761
Series M-17, 6.100%, 03/16/35 (a)	CAD	45,000	52,312
BRF - Brasil Foods, S.A., 5.875%, 06/06/22 (a)		200,000	206,000
British Telecommunications PLC, 5.750%, 12/07/28	GBP	100,000	173,977
CSN Resources, S.A., 6.500%, 07/21/20 (a)		100,000	108,330
Delta Air Lines, Inc., 2007-1 Class B Pass Through Trust, Series 071B, 8.021%, 08/10/22		81,526	82,447
Desarrolladora Homex, S.A.B. de C.V., 9.750%, 03/25/20 (a)		200,000	210,000
DP World, Ltd., 6.850%, 07/02/37 (a)		250,000	245,625
Dubai Electricity & Water Authority, 6.375%, 10/21/16 (a)		200,000	215,750
Edcon Proprietary, Ltd., 3.912%, 06/15/14 (09/15/12) (a)[1]	EUR	150,000	172,513
ERAC USA Finance LLC, 6.700%, 06/01/34 (a)		120,000	137,745
Fibria Overseas Finance, Ltd., 6.750%, 03/03/21 (a)		150,000	149,700
Finmeccanica S.p.A., 4.875%, 03/24/25	EUR	100,000	98,415
HCA, Inc.,
6.375%, 01/15/15		35,000	37,188
6.500%, 02/15/16		80,000	86,200
7.690%, 06/15/25		15,000	14,438
MTN, 7.580%, 09/15/25		10,000	9,550
Hyatt Hotels Corp., 5.375%, 08/15/21		90,000	98,875
International Paper Co., 6.000%, 11/15/41		50,000	56,371
Korea National Oil Corp., 3.125%, 04/03/17 (a)		200,000	203,944
Lafarge SA, Series 2010, EMTN, 6.625%, 11/29/18	EUR	50,000	64,857
Lotte Shopping Co., Ltd., 3.375%, 05/09/17 (a)		200,000	203,364
Methanex Corp., 5.250%, 03/01/22		285,000	295,690
Nabors Industries, Inc., 4.625%, 09/15/21		75,000	77,929
NII Capital Corp., 7.625%, 04/01/21		95,000	81,462
Noble Group, Ltd., 6.750%, 01/29/20 (a)		200,000	193,000
Odebrecht Drilling VIII/IX, Ltd., 6.350%, 06/30/21 (a)[4]		98,000	102,655

The accompanying notes are an integral part of these financial statements. 8

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value
Industrials - 18.7% (continued)
OGX Austria GmbH, 8.500%, 06/01/18 (a)		$200,000	$178,000
Oi SA, 9.750%, 09/15/16 (a)	BRL	600,000	312,920
Owens-Illinois, Inc., 7.800%, 05/15/18		125,000	142,344
Portugal Telecom International Finance, B.V., EMTN, 5.000%, 11/04/19	EUR	50,000	51,588
Qwest Corp., 7.250%, 10/15/35		158,000	159,185
Reliance Holdings USA, Inc., 5.400%, 02/14/22 (a)		250,000	249,985
Rowan Companies, Inc., 5.000%, 09/01/17		60,000	64,587
Telecom Italia Capital SA,
6.375%, 11/15/33		45,000	35,325
7.200%, 07/18/36		20,000	16,950
Telefonica Emisiones, S.A.U.,
5.134%, 04/27/20		75,000	64,604
7.045%, 06/20/36		75,000	65,571
Transportadora de Gas del Sur SA, 7.875%, 05/14/17 (a)		235,000	163,325
Urbi Desarrollos Urbanos, S.A.B. de C.V., 9.750%, 02/03/22 (a)		200,000	211,000
Valeant Pharmaceuticals International, 6.750%, 08/15/21 (a)[4]		60,000	58,800
Voto-Votorantim, Ltd., 6.750%, 04/05/21 (a)		100,000	109,000
Total Industrials			5,787,045
Utilities - 2.7%
Axtel, S.A.B. de C.V.,
7.625%, 02/01/17 (a)		55,000	36,025
9.000%, 09/22/19 (a)		45,000	29,700
CEZ A.S., 4.250%, 04/03/22 (a)		200,000	204,914
Deutsche Telekom International Finance, B.V., EMTN, 4.875%, 04/22/25	EUR	50,000	72,841
DPL, Inc., 6.500%, 10/15/16 (a)		90,000	97,200
EDP Finance, B.V., EMTN, 8.625%, 01/04/24	GBP	50,000	69,302
Emgesa SA ESP, 8.750%, 01/25/21 (a)	COP	120,000,000	74,424
Iberdrola Finance Ireland, Ltd., 5.000%, 09/11/19 (a)		75,000	69,266
Listrindo Capital, B.V., 6.950%, 02/21/19 (a)		200,000	204,632
Total Utilities			858,304
Total Corporate Bonds and Notes (cost $11,806,215)			11,963,966
Foreign Government and Agency Obligations - 40.8%
Australian Government Index Linked Bonds, Series 2009-25CI, 3.000%, 09/20/25	AUD	180,000	254,329
Bundesrepublik Deutschland Bonds,
Bonds, 3.000%, 07/04/20	EUR	60,000	85,928
Series 05, 4.000%, 01/04/37	EUR	110,000	182,189
Series 06, 3.750%, 01/04/17	EUR	465,000	672,049
Canadian Government,
Bonds, 4.000%, 06/01/16	CAD	260,000	282,514
Notes, 3.000%, 12/01/15	CAD	675,000	703,363
Central American Bank for Economic Integration Notes, 3.875%, 02/09/17 (a)		280,000	289,438
Corp. Andina de Fomento, Notes, 4.375%, 06/15/22		280,000	286,001

The accompanying notes are an integral part of these financial statements. 9

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value
Foreign Government and Agency Obligations - 40.8% (continued)
Eksportfinans ASA Notes, 2.000%, 09/15/15		$120,000	$107,393
Empresas Publicas de Medellin ESP Notes, 8.375%, 02/01/21 (a)	COP	180,000,000	109,253
European Investment Bank,
Bonds, 2.375%, 07/10/20	CHF	165,000	189,071
Notes, 6.675%, 04/24/13 (a)[5]	IDR	1,842,000,000	183,570
Export-Import Bank of Korea Notes, 4.000%, 11/26/15 (a)	PHP	5,000,000	118,714
Iceland Government International Notes, 5.875%, 05/11/22		300,000	290,934
Inter-American Development Bank Notes, 6.827%, 08/20/15[5]	IDR	750,000,000	65,853
International Bank for Reconstruction & Development Notes, GMTN, 2.300%, 02/26/13	KRW	600,000,000	520,180
Italy Buoni Poliennali Del Tesoro Bonds, 5.000%, 03/01/22	EUR	125,000	150,921
Japan Government,
Bonds, Series 299, 1.300%, 03/20/19	JPY	22,500,000	297,904
Notes, Series 84, 0.700%, 06/20/14	JPY	71,850,000	909,482
Korea Treasury Notes, Series 1409, 5.000%, 09/10/14	KRW	430,000,000	388,680
Malaysian Government Bonds, Series 1/06, 4.262%, 09/15/16	MYR	375,000	123,253
Mexican Fixed Rate,
Bonds, 8.000%, 12/07/23	MXN	6,800,000	616,325
Bonds, Series M-30, 8.500%, 11/18/38	MXN	4,500,000	408,128
Bonds, Series M, 6.500%, 06/10/21	MXN	3,350,000	271,612
Notes, 7.750%, 12/14/17	MXN	11,650,000	989,753
Notes, Series M 10, 8.500%, 12/13/18	MXN	1,600,000	142,468
New South Wales Treasury Corp. Bonds, Series 2007 CIB1, 2.750%, 11/20/25	AUD	70,000	90,046
New Zealand Government Bonds, Series 521, 6.000%, 05/15/21	NZD	335,000	322,418
Norway Government Bonds, Series 473, 4.500%, 05/22/19	NOK	2,570,000	509,874
Poland Government,
Bonds, 5.000%, 03/23/22		250,000	272,875
Notes, EMTN, 3.000%, 09/23/14	CHF	65,000	71,379
Republic of Latvia Notes, 5.250%, 02/22/17		200,000	206,500
Singapore Government,
Bonds, 2.250%, 07/01/13	SGD	120,000	96,682
Bonds, 2.250%, 06/01/21	SGD	210,000	177,117
Notes, 1.625%, 04/01/13	SGD	535,000	426,661
Spain Government Notes, 4.250%, 10/31/16	EUR	150,000	179,863
U.K. Gilt,
Bonds, 4.000%, 03/07/22	GBP	145,000	272,630
Bonds, 4.250%, 03/07/36	GBP	120,000	231,708
Bonds, 4.750%, 03/07/20	GBP	90,000	175,543
Bonds, 5.000%, 03/07/25	GBP	110,000	228,300
Notes, 1.750%, 01/22/17	GBP	220,000	359,892
Uruguay Government International Bonds,
3.700%, 06/26/37	UYU	800,000	52,818
4.375%, 12/15/28	UYU	1,630,109	85,734
5.000%, 09/14/18	UYU	3,000,000	231,379
Total Foreign Government and Agency Obligations (cost $12,082,647)			12,630,724

The accompanying notes are an integral part of these financial statements. 10

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mortgage-Backed Securities - 1.5%
Extended Stay America Trust, Series 2010-ESHA, Class D, 5.498%, 11/05/27 (a)	$135,000	$136,256
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/49	75,000	83,111
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.979%, 08/10/45[2]	91,000	100,993
Morgan Stanley Capital I, Inc., Series 2007-IQ14, Class A4, 5.692%, 04/15/49[2]	50,000	55,031
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/43	75,000	80,933
Total Mortgage-Backed Securities (cost $444,037)		456,324
Municipal Bonds - 0.2%
California Statewide Communities Development Authority Revenue, Series 2007 A, 4.750%, 04/01/33 (cost $45,871)	55,000	56,142
U.S. Government Obligations - 11.6%
U.S. Treasury Notes,
0.250%, 02/15/15	2,650,000	2,640,683
1.375%, 11/30/15	120,000	123,534
1.500%, 07/31/16[6]	240,000	248,644
2.250%, 03/31/16	540,000	574,257
Total U.S. Government Obligations (cost $3,575,706)		3,587,118

	Shares
Other Investment Companies - 1.7%[7]
BNY Mellon Overnight Government Fund, 0.18%[8]	163,210	163,210
Dreyfus Cash Management Fund, Institutional Class Shares, 0.08%	352,945	352,945
Total Other Investment Companies (cost $516,155)		516,155
Total Investments - 97.3% (cost $29,347,913)		30,104,426
Other Assets, less Liabilities - 2.7%		846,020
Net Assets - 100.0%		$30,950,446

The accompanying notes are an integral part of these financial statements. 11

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $29,348,174 for Federal income tax purposes at June 30, 2012, the aggregate gross unrealized appreciation and depreciation were $1,204,532 and $448,280, respectively, resulting in net unrealized appreciation of investments of $756,252.

*	Non-income-producing security.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2012, the value of these securities amounted to $8,392,360, or 27.1% of net assets.

[1]	Floating Rate Security. The rate listed is as of June 30, 2012. Date in parentheses represents the security’s next coupon rate reset.
[2]	Variable Rate Security. The rate listed is as of June 30, 2012, and is periodically reset subject to terms and conditions set forth in the debenture.
[3]	Perpetuity Bond. The date shown is the final call date.
[4]	Some or all of these securities, amounting to a market value of $155,373, or 0.5% of net assets, were out on loan to various brokers.
[5]	Represents yield to maturity at June 30, 2012.
[6]	Some or all of this security is held as collateral for futures contracts, amounting to a market value of $25,900, or 0.1% of net assets.
[7]	Yield shown represents the June 30, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[8]	Collateral received from brokers for securities lending was invested in this short-term investment.

The following tables summarize the inputs used to value the Fund’s net assets by the above fair value hierarchy levels as of June 30, 2012. (See Note 1(a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments in Securities
Asset-Backed Securities	—	$893,997	—	$893,997
Corporate Bonds and Notes†	—	11,963,966	—	11,963,966
Foreign Government and Agency Obligations	—	12,630,724	—	12,630,724
Mortgage-Backed Securities	—	456,324	—	456,324
Municipal Bonds	—	56,142	—	56,142
U.S. Government Obligations†	—	3,587,118	—	3,587,118
Other Investment Companies	$516,155	—	—	516,155

Total Investments in Securities	$516,155	$29,588,271	—	$30,104,426

Financial Derivative Instruments-Assets††
Foreign Exchange Contracts	—	$27,783	—	$27,783
Interest Rate Contracts	$1,637	—	—	1,637

	1,637	27,783	—	29,420

Financial Derivative Instruments-Liabilities††
Foreign Exchange Contracts	—	(40,919)	—	(40,919)
Interest Rate Contracts	(2,878)	—	—	(2,878)

	(2,878)	(40,919)	—	(43,797)

Total Financial Derivative Instruments	$(1,241)	$(13,136)	—	$(14,377)

†

All corporate bonds and notes and U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Schedule of Portfolio Investments.

††	Derivative instruments, such as futures and forwards contracts, are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/depreciation of the instrument.

As of June 30, 2012, the Fund had no transfers between Level 1 and Level 2 from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements. 12

Notes to Schedule of Portfolio Investments (continued)

The following schedule is the fair value of derivative instruments at June 30, 2012:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Variation margin receivable*	$2,695	Variation margin payable*	$3,750
Foreign exchange contracts	Unrealized appreciation of foreign currency contracts	27,783	Unrealized depreciation of foreign currency contracts	40,919

Totals		$30,478		$44,669

*	Includes only the June 30, 2012 futures variation margin. Prior futures variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

For the six months ended June 30, 2012, the effect of derivative instruments on the Statement of Operations and the amount of realized gain/(loss) on derivatives recognized in income were as follows:

Derivatives not accounted for as hedging instruments	Futures	Forward Currency Contracts	Total
Interest rate contracts	$(8,351)	—	$(8,351)
Foreign exchange contracts	—	$(57,457)	(57,457)

Totals	$(8,351)	$(57,457)	$(65,808)

The change in unrealized gain/(loss) on derivatives recognized in income were as follows:

Derivatives not accounted for as hedging instruments	Futures	Forward Currency Contracts	Total
Interest rate contracts	$2,504	—	$2,504
Foreign exchange contracts	—	$(10,977)	(10,977)

Totals	$2,504	$(10,977)	$(8,473)

At June 30, 2012, the Fund had the following futures contracts:

(See Note 9 in the Notes to the Financial Statements.)

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
10-Year U.S. Treasury Note	3	Short	09/19/12	$(1,775)
5-Year U.S. Treasury Note	5	Short	09/28/12	(1,103)
U.S. Treasury Long Bond	2	Long	09/19/12	1,637

Total				$(1,241)

The accompanying notes are an integral part of these financial statements. 13

Notes to Schedule of Portfolio Investments (continued)

At June 30, 2012, the Fund had the following forward foreign currency contracts (in U.S. dollars):

(See Note 8 in the Notes to Financial Statements.)

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
Brazilian Real	Long	08/06/12 to 11/13/12	CS	$296,638	$304,439	$(7,801)
Euro	Long	09/12/12	DDB	229,021	225,428	3,592
Malaysian Ringgit	Long	09/21/12	MSC	266,326	267,481	(1,155)
South Korean Won	Long	09/10/12	BRC	505,991	491,535	14,457
South Korean Won	Long	09/10/12	CS	147,704	143,363	4,341
Australian Dollar	Short	08/29/12	CS	488,780	508,751	(19,971)
Canadian Dollar	Short	09/07/12	CS	455,581	460,913	(5,332)
New Zealand Dollar	Short	07/31/12	BRC	308,245	303,529	4,716
Norwegian Krone	Short	09/12/12	DDB	225,428	231,339	(5,911)
Pound Sterling	Short	09/28/12	BRC	266,859	266,182	677
Swiss Franc	Short	09/19/12	UBS	62,601	63,350	(749)

Totals				$3,253,174	$3,266,310	$(13,136)

Investments Definitions and Abbreviations:
EMTN:	European Medium-Term Notes
ESHA:	Extended Stay Hotels America
GMTN:	Global Multi-Currency Notes
MTN:	Medium-Term Note

Counterparty Abbreviations:
BRC:	Barclays Bank PLC
CS:	Credit Suisse
DDB:	Den Danske Bank
MSC:	Morgan Stanley
UBS:	UBS Securities

Currency abbreviations have been used throughout the portfolio to indicate amounts shown in currencies other than the U.S. dollar (USD):

AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
CHF:	Swiss Franc
CLP:	Chilean Peso
COP:	Colombian Peso
EUR:	Euro
GBP:	British Pound
IDR:	Indonesian Rupiah
JPY:	Japanese Yen
KRW:	South Korean Won
MXN:	Mexican Peso
MYR:	Malaysia Ringgit
NOK:	Norwegian Krone
NZD:	New Zealand Dollar
PHP:	Philippine Peso
SGD:	Singapore Dollar
UYU:	Uruguayan Peso

The accompanying notes are an integral part of these financial statements. 14

Statement of Assets and Liabilities

June 30, 2012 (unaudited)

Assets:
Investments at value* (including securities on loan valued at $155,373)	$30,104,426
Foreign currency**	764,750
Dividends, interest and other receivables	300,643
Receivable for Fund shares sold	42,204
Unrealized appreciation on foreign currency contracts	27,783
Receivable from affiliate	6,213
Variation margin receivable	2,695
Prepaid expenses	10,516
Total assets	31,259,230
Liabilities:
Payable upon return of securities loaned	163,210
Unrealized depreciation on foreign currency contracts	40,919
Payable for Fund shares repurchased	37,787
Variation margin payable	3,750
Accrued expenses:
Investment advisory and management fees	17,594
Administrative fees	5,027
Custodian	18,886
Professional fees	18,357
Other	3,254
Total liabilities	308,784

Net Assets	$30,950,446
Net Assets Represent:
Paid-in capital	$32,874,776
Undistributed net investment income	682,920
Accumulated net realized loss from investments, futures contracts and foreign currency transactions	(3,353,200)
Net unrealized appreciation of investments, futures contracts and foreign currency translations	745,950
Net Assets	$30,950,446
Shares outstanding	1,542,558
Net asset value, offering and redemption price per share	$20.06
* Investments at cost	$29,347,913
** Foreign currency at cost	$758,897

The accompanying notes are an integral part of these financial statements. 15

Statement of Operations

For the six months ended June 30, 2012 (unaudited)

Interest income	$528,263
Securities lending income	1,900
Dividend income	1,113
Foreign withholding tax	(5,512)
Total investment income	525,764
Expenses:
Investment advisory and management fees	101,541
Administrative fees	29,012
Custodian	22,561
Professional fees	19,881
Registration fees	12,544
Transfer agent	6,263
Reports to shareholders	6,245
Trustees fees and expenses	1,139
Insurance	417
Miscellaneous	188
Total expenses before offsets	199,791
Expense reimbursements	(40,223)
Expense reductions	(4)
Net expenses	159,564

Net investment income	366,200
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments and futures contracts	386,207
Net realized loss on foreign currency transactions	(62,962)
Net change in unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	308,980
Net realized and unrealized gain	632,225

Net increase in net assets resulting from operations	$998,425

The accompanying notes are an integral part of these financial statements. 16

Statements of Changes in Net Assets

For the six months ended June 30, 2012 (unaudited) and for the year ended December 31, 2011

	2012	2011
Increase (Decrease) in Net Assets From Operations:
Net investment income	$366,200	$671,037
Net realized gain on investments, futures contracts and foreign currency transactions	323,245	739,119
Net change in unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	308,980	(565,124)
Net increase in net assets resulting from operations	998,425	845,032
Distributions to Shareholders:
From net investment income	—	(850,157)
From Capital Share Transactions:
Proceeds from sale of shares	9,023,080	9,189,578
Reinvestment of dividends and distributions	—	751,971
Cost of shares repurchased	(3,678,948)	(11,050,797)
Net increase (decrease) from capital share transactions	5,344,132	(1,109,248)

Total increase (decrease) in net assets	6,342,557	(1,114,373)
Net Assets:
Beginning of period	24,607,889	25,722,262
End of period	$30,950,446	$24,607,889
End of period undistributed net investment income	$682,920	$316,720

Share Transactions:
Sale of shares	452,815	459,246
Reinvested shares from dividends and distributions	—	39,104
Shares repurchased	(185,258)	(554,249)
Net increase (decrease) in shares	267,557	(55,899)

The accompanying notes are an integral part of these financial statements. 17

Managers Global Income Opportunity Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2012 (unaudited)	For the year ended December 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$19.30	$19.33	$18.82	$16.93	$21.31	$21.17
Income from Investment Operations:
Net investment income[1]	0.25	0.53	0.50	0.89	0.76	0.70
Net realized and unrealized gain (loss) on investments[1]	0.51	0.12	0.87	3.22	(2.93)	0.88
Total from investment operations	0.76	0.65	1.37	4.11	(2.17)	1.58
Less Distributions to Shareholders from:
Net investment income	—	(0.68)	(0.86)	(2.22)	(2.18)	(1.43)
Net realized gain on investments	—	—	—	—	(0.03)	(0.01)
Total distributions to shareholders	—	(0.68)	(0.86)	(2.22)	(2.21)	(1.44)
Net Asset Value, End of Period	$20.06	$19.30	$19.33	$18.82	$16.93	$21.31
Total Return[2]	3.94%[4,5]	3.39%	7.27%	24.27%[4]	(10.07)%[4]	7.52%[4]
Ratio of net expenses to average net assets	1.10%[6]	1.10%	1.10%	1.10%	1.10%	1.19%
Ratio of net investment income to average net assets[2]	2.52%[6]	2.63%	2.57%	4.82%	3.62%	3.25%
Portfolio turnover	35%[5]	91%	131%	102%	56%	152%
Net assets at end of period (000’s omitted)	$30,950	$24,608	$25,722	$26,146	$47,735	$92,124

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.38%[6]	1.39%	1.43%	1.32%	1.25%	1.25%
Ratio of net investment income to average net assets	2.24%[6]	2.34%	2.24%	4.60%	3.47%	3.18%

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Fund previously presented in this report.

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[3]

Excludes the impact of interest expense (reimbursements)/recoupment and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[4]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[5]	Not Annualized.
[6]	Annualized.

18

Notes to Financial Statements

June 30, 2012 (unaudited)

1.	Summary of Significant Accounting Policies

The Managers Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is the Managers Global Income Opportunity Fund (formerly Managers Global Bond Fund) (the “Fund”). The Fund will deduct a 1.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Fund (the “Board”).

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. When determining the fair value of an investment, the

Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; (iii) the value of comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers; and (iv) other factors, such as future cash flows, interest rates, yield curves, volatilities, credit risks and/or default rates. The Board will be presented with a quarterly report comparing fair values determined by the Pricing Committee against subsequent market valuations for those securities. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Fund may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

19

Notes to Financial Statements (continued)

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. Transfers between different levels in the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended June 30, 2012, the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal funds rate on the day of the over-draft. For the six months ended June 30, 2012, the Fund did not have any overdraft fees.

The Fund also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended June 30, 2012, the transfer agent expense was reduced by $4.

Total returns and net investment income for the Fund would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, foreign currency, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2008-2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

20

Notes to Financial Statements (continued)

Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), post-enactment capital losses may be carried forward for an unlimited time period. However, any new losses incurred will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

f.	Capital Loss Carryover and Deferrals

As of June 30, 2012, the Fund had accumulated net realized capital loss carryovers from security transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration dates listed, or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amounts		Expires
	Short-Term	Long-Term	December 31,
(Pre-Enactment)	$450,209	—	2016
(Pre-Enactment)	2,196,208	—	2017
(Pre-Enactment)	1,033,512	—	2018

Totals	$3,679,929	—

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 2012, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the Fund as follows: one collectively owns 23%. Transactions by this shareholder may have a material impact on the Fund.

h.	Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The values of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

i.	Foreign Securities

The Fund invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration. The Investment Manager selects subadvisors for the Fund (subject to Board approval) and monitors the subadvisor’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2012, the annual investment management fee rate, as a percentage of average daily net assets, was 0.70%.

The Investment Manager has contractually agreed, through at least May 1, 2013, to waive fees and pay or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) to 1.10% of the Fund’s average daily net assets.

The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed the Fund’s expense cap.

21

Notes to Financial Statements (continued)

For the six months ended June 30, 2012, the Fund’s components of reimbursement available are detailed in the following chart:

Reimbursement Available - 12/31/11	$211,934
Additional Reimbursements	40,223
Repayments	—
Expired Reimbursements	(29,084)

Reimbursement Available - 6/30/12	$223,073

The Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. The Fund pays a fee to the Administrator at the rate of 0.20% per annum of the Fund’s average daily net assets for this service.

The aggregate annual retainer paid to each Independent Trustee of the Board is $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trust receives an additional payment of $20,000 per year. The Chairman of the Audit Committee receives an additional payment of $8,000 per year. The Trustees’ fees and expenses are allocated among all of the funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such funds. The “Trustees fees and expenses” shown in the financial statements represents the Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Fund is distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2012, the Fund lent to other Managers Funds varying amounts up to $1,032,942, for 5 days earning interest of $125. The interest earned is included in the Statement of Operations as interest income. For the same period, the Fund did not borrow from any other Managers Funds.

3.	Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended June 30, 2012, were $12,034,357 and $8,411,985, respectively. Purchases and sales of U.S. Government obligations for the six months ended June 30, 2012, were $3,451,092 and $708,470, respectively.

4.	Portfolio Securities Loaned

The Fund participates in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Mellon Overnight Government Fund, formerly BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

Effective August 2, 2010, the Trust, on behalf of the Fund, entered into an agreement with BNYM and the Bank of New York Mellon Corporation (“BNYMC”) with respect to the Fund’s position in ICRF, pursuant to which (i) BNYMC would support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. (the “Lehman Securities”) and held by Series B of the ICRF, and (ii) once certain conditions were met, BNYMC would purchase the defaulted securities from the Fund. On October 17, 2011, after certifying that the Fund had met all necessary conditions, BNYMC purchased the Lehman Securities from the Fund at a predetermined price, which represented a premium over the fair market value of the Lehman Securities at that date.

5.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and

22

Notes to Financial Statements (continued)

warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has had no prior claims or losses and expects the risk of material loss to be remote.

6.	Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if the Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

7.	Derivative Instruments

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit risk and how derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Schedule of Portfolio Investments. The derivative instruments outstanding as of the fiscal year end as disclosed in the Statement of Assets and Liabilities and the realized and unrealized changes in gains and losses on derivative instruments during the six months as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

8.	Forward Foreign Currency Contracts

During the six months ended June 30, 2012, the Fund invested in forward foreign currency contracts to facilitate transactions in foreign securities and to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities.

A forward foreign currency contract is an agreement between a fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on the settlement date.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

9.	Futures Contracts

The Fund entered into futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

10.	New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the Fund’s financial statements and disclosures.

11.	Subsequent Events

At a meeting held on June 21-22, 2012, the Trust’s Board of Trustees approved a new contractual expense limitation with respect to the Fund. Effective July 1, 2012, Managers Investment Group LLC has contractually agreed until at least May 1, 2014, to limit the Fund’s total annual operating expenses (exclusive of taxes interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.99% of average daily net assets of the Fund. Immediately prior to July 1, 2012, the Fund had a contractual expense limitation of 1.10%.

The Fund has determined that no additional material events or transactions occurred through the issuance of the Fund’s financial statements, which require additional disclosure in the Fund’s financial statements.

23

Annual Renewal of Investment Advisory Agreement or Agreements (unaudited)

On June 21-22, 2012, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for the Managers Global Income Opportunity Fund formerly, Managers Global Bond Fund, (the “Fund”) and the Subadvisory Agreement for the Subadvisor of the Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 21-22, 2012, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent, and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of its duties through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisor; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account the financial condition of the

Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual or individuals at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2012 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Barclays Global Aggregate Bond Index. The Trustees noted changes to the Fund that took effect on February 1, 2012 and took into account management’s discussion of the Fund’s more recent performance. The Trustees concluded that the Fund’s performance has been satisfactory.

As noted above, the Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board also noted the Subadvisor’s performance record with respect to the Fund. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

24

Annual Renewal of Investment Advisory Agreement or Agreements (continued)

Advisory and Subadvisory Fees and Profitability.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain an expense limitation for the Fund.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current and potential asset levels of the Fund and the willingness of the Investment Manager to waive fees and pay expenses for the Fund from time to time as a means of limiting total expenses. The Trustees also considered management’s discussion of the current asset level of the Fund, including the effect on assets attributable to the economic and market conditions since 2008, and considered the impact on profitability of the current asset level and any future growth of assets of the Fund. The Board took into account management’s discussion of the current advisory fee structure. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Fund operates in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for the Fund at this time. With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the fee payable by the Investment Manager to the Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Subadvisor is not affiliated with the Investment Manager. In addition, the Trustees considered other potential benefits of the subadvisory relationship to the Subadvisor, including, among others, the indirect benefits that the Subadvisor may receive from the Subadvisor’s relationship with the Fund, including any so-called “fallout benefits” to the Subadvisor, such as reputational value derived from the Subadvisor serving as Subadvisor to the Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Fund by the Subadvisor to be a material factor in their deliberations at this time.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2012 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed to lower the Fund’s contractual expense limitation from 1.10% to 0.99% of the Fund’s net annual operating expenses (subject to certain excluded expenses) effective July 1, 2012 through at least May 1, 2014. The Board took into account management’s discussion of the Fund’s expenses and the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the Subadvisory Agreement: (a) the Investment Manager and the Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement; (b) the Subadvisor’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; and (c) the Investment Manager and the Subadvisor maintain appropriate compliance programs.

25

Annual Renewal of Investment Advisory Agreement or Agreements (continued)

Based on all of the above-mentioned factors and related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 21-22, 2012, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund.

26

Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 08654

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

For ManagersChoice™ Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, RI 02940-8047

(800) 358-7668

Trustees

Jack W. Aber

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

CADENCE CAPITAL APPRECIATION

CADENCE FOCUSED GROWTH

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

CHICAGO EQUITY PARTNERS MID-CAP

Chicago Equity Partners, LLC

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES

PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY

TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

YACKTMAN FUND

YACKTMAN FOCUSED FUND

Yacktman Asset Management L.P.

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL INCOME OPPORTUNITY

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a) (1)	Not applicable.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	September 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	September 4, 2012

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	September 4, 2012